            LETTER TO THE SHAREHOLDERS OF THE J.P. MORGAN
                 INSTITUTIONAL TAX EXEMPT BOND FUND

October 1, 1998

Dear Shareholder:

The past year has been a tumultuous one for investors, to say the least. What began as a year of exuberant optimism ended with uncertainty on Wall Street, as the reverberations from the Asian and Russian financial crises resoundingly hit U.S. shores in August 1998. Despite these troubles, overall, 1998 was a very good year for fixed income investments. As the stock market rally ended, investors began to re-allocate some of their funds into the bond market. Meanwhile, U.S. taxpaying investors benefited from the formidable tax-exempt returns that the municipal bond market offered.

We are pleased to report the J.P. Morgan Institutional Tax Exempt Bond Fund posted an impressive 7.37% gain for the 12 months ended August 31, 1998. While the fund underperformed the 7.65% return of its benchmark for the period (the Lehman 1-16 year Muni Bond Index), it ranked favorably against the 7.01% return of its competitors as measured by the Lipper Intermediate Muni Debt Bond Funds Average. The fund's 30-day SEC yield, at 4.05%, translates to a tax equivalent yield of 6.71%, assuming a 39.6% federal income tax rate.

The fund's net asset value, at $10.38 on August 31, 1998, was up from $10.12 per share on August 31, 1997. Dividends of approximately $0.47 per share were paid, all of which was tax exempt. The fund's net assets increased to approximately $316.6 million from approximately $201.6 while the net assets of The Tax Exempt Bond Portfolio, in which the fund invests, were approximately $757.0 million.

The report that follows includes an interview with Elaine Young and Robert Meiselas, both members of the portfolio management team responsible for the fund. This interview is designed to answer commonly asked questions about the fund, elaborate on what happened during the reporting period, and provide an outlook for the months ahead.


--------------------------------------------------------------------------------
TABLE OF CONTENTS
LETTER TO THE SHAREHOLDERS. . . .1      GLOSSARY OF TERMS. . . . . . . .6

FUND PERFORMANCE. . . . . . . . .3      FUND FACTS AND HIGHLIGHTS. . . .7

PORTFOLIO MANAGER Q & A . . . . .4      FINANCIAL STATEMENTS . . . . . 10
--------------------------------------------------------------------------------

As chairman and president of Asset Management Services, we appreciate your investment in the fund. If you have any comments or questions, please call your Morgan representative or J.P. Morgan Funds Services at (800) 766-7722.

Sincerely yours,


/s/ Ramon de Oliveira                   /s/ Keith M. Schappert

Ramon de Oliveira                       Keith M. Schappert
Chairman of Asset Management Services   President of Asset Management Services
J.P. Morgan & Co. Incorporated          J.P. Morgan & Co. Incorporated

FUND PERFORMANCE

EXAMINING PERFORMANCE
There are several ways to evaluate a mutual fund's historical performance record. One approach is to look at the growth of a hypothetical investment of $5,000,000 (the minimum investment in the fund). The chart at right shows that $5,000,000 invested on August 31, 1988, would have grown to $9,957,313 on August 31, 1998.

Another way to look at performance is to review a fund's average annual total return. This figure takes the fund's actual (or cumulative) return and shows what would have happened if the fund had achieved that return by performing at a constant rate each year. Average annual total returns represent the average yearly change of a fund's value over various time periods, typically one, five, or ten years (or since inception). Total returns for periods of less than one year are not annualized and provide a picture of how a fund has performed over the short term.

GROWTH OF $5,000,000 OVER 10 YEARS*
AUGUST 31, 1988 -- AUGUST 31,1998

[GRAPH]

               J.P. Morgan Inst.        Lipper Intermed. Muni      Lehman 1-16 year
             Tax Exempt Bond Fund       Debt Bond Funds Avg.       Muni Bond Index**
8/88            $5,000,000                 $5,000,000                $ 5,000,000
                 5,405,570                  5,418,540                  5,408,550
                 5,710,810                  5,726,480                  5,765,400
                 6,320,190                  6,296,350                  6,403,600
                 6,918,540                  6,918,860                  7,079,650
                 7,601,730                  7,650,020                  7,848,180
                 7,703,400                  7,728,970                  7,961,470
                 8,319,720                  8,280,060                  8,645,390
                 8,663,590                  8,611,890                  8,988,590
                 9,275,310                  9,217,210                  9,681,780
8/98            $9,957,310                 $9,863,700                $10,422,400


PERFORMANCE                                  TOTAL RETURNS       AVERAGE ANNUAL TOTAL RETURNS
                                             ----------------    ------------------------------------
                                             THREE     SIX       ONE       THREE     FIVE      TEN
AS OF AUGUST 31, 1998                        MONTHS    MONTHS    YEAR      YEARS     YEARS*    YEARS*
-------------------------------------------------------------    ------------------------------------
J.P. Morgan Inst. Tax Exempt Bond Fund       2.02%     2.99%     7.37%     6.17%     5.55%     7.13%
Lehman 1-16 year Muni Bond Index**           2.06%     3.13%     7.65%     6.43%     5.84%     7.62%
Lipper Intermed. Muni Debt Bond Funds Avg.   1.91%     2.82%     7.01%     6.05%     5.34%     7.03%

AS OF JUNE 30, 1998
-------------------------------------------------------------    ------------------------------------
J.P. Morgan Inst. Tax Exempt Bond Fund       1.24%     2.10%     6.89%     6.25%     5.52%     7.00%
Lehman 1-16 Year Muni Bond Index**           1.35%     2.50%     7.51%     6.67%     5.86%     7.47%
Lipper Intermed. Muni Debt Bond Funds Avg.   1.16%     2.05%     6.69%     6.13%     5.35%     6.91%


*THE J.P. MORGAN INSTITUTIONAL TAX EXEMPT BOND FUND'S RETURNS PRIOR TO JULY 12, 1993 (COMMENCEMENT OF OPERATIONS), INCLUDE HISTORICAL RETURNS OF THE J.P. MORGAN TAX EXEMPT BOND FUND, WHICH HAS A HIGHER EXPENSE RATIO.

**PRIOR TO MAY 1, 1997, THE BENCHMARK WAS THE LEHMAN QUALITY INTERMEDIATE MUNI BOND INDEX. COMMENCING MAY 1, 1997, THE BENCHMARK IS THE LEHMAN 1-16 YEAR MUNI BOND INDEX. THE LEHMAN QUALITY INTERMEDIATE MUNI BOND INDEX IS AN INDEX CREATED BY LEHMAN BROTHERS OF HIGH QUALITY MUNICIPAL BONDS RATED A OR BETTER WITH INTERMEDIATE MATURITIES (APPROXIMATELY 7 YEARS). LIPPER ANALYTICAL SERVICES, INC. IS A LEADING SOURCE FOR MUTUAL FUND DATA. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RETURNS ARE NET OF FEES, ASSUME THE REINVESTMENT OF FUND DISTRIBUTIONS, AND REFLECT THE REIMBURSEMENT OF FUND EXPENSES AS DESCRIBED IN THE PROSPECTUS. HAD EXPENSES NOT BEEN SUBSIDIZED, RETURNS WOULD HAVE BEEN LOWER.

PORTFOLIO MANAGER Q&A

This interview was conducted with Elaine Young and Robert Meiselas, both members of the portfolio management team responsible for managing The Tax Exempt Bond Portfolio in which the fund invests.

[PHOTO]

ELAINE YOUNG, VICE PRESIDENT, is a portfolio manager with the U.S. Fixed Income Group responsible for managing municipal bonds. In Ms. Young's previous position at Morgan, she traded tax-exempt securities. Elaine joined Morgan in 1994 after five years of municipal trading experience at Scudder, Stevens, and Clark. She graduated from New York University with a BS degree in 1986 and an MBA in Finance in 1989. Elaine is also a Chartered Financial Analyst.

[PHOTO]

ROBERT MEISELAS, VICE PRESIDENT, is a portfolio manager with the U.S. Fixed Income Group responsible for managing municipal bonds, including tax exempt private placements. Mr. Meiselas is a CPA and joined J.P. Morgan's financial group in 1982, after having spent 10 years at Coopers & Lybrand. Bob also spent five years in J.P. Morgan's Private Banking Investment Management Group, and moved to J.P. Morgan Investment Management in 1997. Bob is a graduate of St. John's University and has completed graduate work at Long Island University in the field of taxation.

This interview was conducted on September 15, 1998 and represents both Bob and Elaine's views on that date.

HOW HAS THE FUND PERFORMED IN THE PAST YEAR?

RM: We think that the fund's performance has been very impressive. At the same time, we continue to pay close attention to the income tax impact of our investment decisions since we manage the fund to outperform the competition on an after-tax basis. Bear in mind that this portfolio is also managed conservatively to minimize risk and volatility.

WHAT UNDERLYING FACTORS CONTRIBUTED TO THE FUND'S PERFORMANCE?

EY: As in the past, we focus on the basics and avoid spectacular, volatile actions. Fortunately, our interest rate views have been fairly accurate. We've also purchased bonds with the right structure. For example, we have made large investments in non-callable bonds. These bonds are less volatile than callable bonds and tend to perform extremely well in a rally. At this time, non-callable bonds are commanding high prices.

We've also used our market experience to take advantage of local supply and demand conditions as they arose during the year. Since the portfolio is a very large investor in the municipal bond market, we are able to stay abreast of bond market conditions across the United States.

IF YOU'VE OUTPERFORMED OTHER FUNDS, WHY HAVEN'T YOU OUTPERFORMED THE BENCHMARK?

RM: The municipal bond market is characterized by a very large universe of tax exempt issuers and, at the same time, constrained supply. The benchmark for this market differs dramatically from the benchmarks used for equity and taxable bond markets. Unlike other types of securities, investors cannot replicate a municipal bond benchmark in their portfolios. There is no such thing as a muni index fund. The benchmark for munis is a composite of thousands of municipal bonds. It tends to provide a more broad-based indication of market conditions. While a comparison to the benchmark is useful, we believe that investors should look at how well the J.P. Morgan Institutional Tax Exempt Bond Fund performed compared with other funds in its investment category.

HOW DOES AN INVESTMENT IN MUNICIPAL BONDS COMPARE WITH OTHER BONDS?

RM: Muni bonds provide a clear after-tax advantage for highly taxed investors. At the same time, our research indicates that munis are far less volatile than other types of bonds.

HOW ARE INVESTORS REACTING TO THE RECENT ECONOMIC TURMOIL? ARE YOU SEEING AN INFLUX INTO THE PORTFOLIO IN THE LAST FEW MONTHS?

EY: Yes, we are seeing steady growth, which is attributable to both the portfolio's performance as well as to overall investment market conditions. Investors are concerned about the onset of a global economic malaise. By comparison, municipal bonds offer a relative safe haven from most of these risks. They provide a higher after-tax return with lower risk when compared to taxable bonds.

WHAT CAN INVESTORS EXPECT TO SEE IN THE COMING MONTHS?

RM: J.P. Morgan believes the U.S. economy will slow due to weak global economic conditions. Consequently, we are bullish about prospects for investors in fixed income markets. Since municipal bonds clearly provide the best after-tax returns for taxpaying investors, we believe that the outlook for the portfolio is good.

However, investors' perceptions of global economic conditions are volatile; their views could suddenly change. Our portfolio is presently slightly longer than its benchmark, but we are carefully monitoring market conditions.

GLOSSARY OF TERMS

BASIS POINT: A measure used in quoting bond yields. One basis point equals 0.01% of yield. For example, if a bond's yield changed from 10.25% to 11.00%, it would have moved 75 basis points.

CREDIT RATING: The rating assigned to a bond by independent rating agencies such as Standard & Poor's and Moody's. In evaluating creditworthiness, these agencies assess the issuer's present financial condition and future ability and willingness to make principal and interest payments when due.

DURATION: Duration is used as a measure of the relative sensitivity of the price of the security to a change in interest rates. The longer the duration, the more sensitive the bond is to interest rate moves. For example, a bond with a 5-year duration will experience an approximate 5% increase in price if interest rates drop 100 basis points (1%), while a bond with a 10-year duration would see its price rise by approximately 10%.

MATURITY: The date on which the life of a financial instrument ends through cash or physical settlement or expiration with no value, or the date a security comes due and fully payable. Average maturity refers to the average time to maturity of the entire portfolio.

YIELD CURVE: A line graph showing interest rates at a point in time, from the shortest maturity to the longest available. The resulting curve shows if short-term interest rates are higher or lower than long-term rates. Typically interest rates rise with increasing time to maturity.

YIELD SPREAD: The difference in yield between different types of securities. For example, if a Treasury bond is yielding 6.5% and a municipal is yielding 5.5%, the spread is 1.0% or 100 basis points.

ZERO COUPON BOND: A debt instrument sold at a discount to its face value. The bond makes no payments until maturity, at which time it is redeemed at face value. Effectively, the interest received is the difference between face value and the price paid for the security.

FUND FACTS

INVESTMENT OBJECTIVE
J.P. Morgan Institutional Tax Exempt Bond Fund seeks to provide a high level of current income that is exempt from federal income tax consistent with moderate risk of capital and maintenance of liquidity. It is designed for investors who seek tax exempt yields greater than those generally available from a portfolio of short-term tax-exempt obligations and who are willing to incur the greater price fluctuation of longer-term instruments.


--------------------------------------------------------------------------------
INCEPTION DATE
7/12/93

--------------------------------------------------------------------------------
FUND NET ASSETS AS OF 8/31/98
$316,593,945

--------------------------------------------------------------------------------
PORTFOLIO NET ASSETS AS OF 8/31/98
$756,978,971

--------------------------------------------------------------------------------
DIVIDEND PAYABLE DATES
MONTHLY

--------------------------------------------------------------------------------
CAPITAL GAIN PAYABLE DATES (IF APPLICABLE)
12/11/98

EXPENSE RATIO
The fund's current annual expense ratio of 0.50% covers shareholders' expenses for custody, tax reporting, investment advisory and shareholder services, after reimbursement. The fund is no-load and does not charge any sales, redemption, or exchange fees. There are no additional charges for buying, selling, or safekeeping fund shares, or for wiring dividend or redemption proceeds from the fund.

FUND HIGHLIGHTS
ALL DATA AS OF AUGUST 31, 1998

PORTFOLIO ALLOCATION
(PERCENTAGE OF TOTAL INVESTMENTS)

[CHART]

REVENUE BONDS                 55.5%
GENERAL OBLIGATION            41.3%
SHORT-TERM                     1.8%
PRIVATE PLACEMENTS             1.4%


30-DAY SEC YIELD
4.05%*

DURATION
5.7 years






*YIELDS ARE NET OF FEES, ASSUME REINVESTMENT OF FUND DISTRIBUTIONS AND REFLECT THE REIMBURSEMENT OF CERTAIN FUND EXPENSES AS DESCRIBED IN THE PROSPECTUS. HAD THESE EXPENSES NOT BEEN SUBSIDIZED, THE 30-DAY SEC YIELD WOULD HAVE BEEN 3.98%.

DISTRIBUTED BY FUNDS DISTRIBUTOR, INC. MORGAN GUARANTY TRUST COMPANY OF NEW YORK SERVES AS INVESTMENT ADVISOR AND MAKES THE FUND AVAILABLE SOLELY IN ITS CAPACITY AS SHAREHOLDER SERVICING AGENT. EFFECTIVE OCTOBER 28, 1998 THE PORTFOLIO'S INVESTMENT ADVISOR WILL BE J.P. MORGAN INVESTMENT MANAGEMENT INC., A WHOLLY OWNED SUBSIDIARY OF J.P. MORGAN & CO. INC. SHARES OF THE FUND ARE NOT BANK DEPOSITS AND ARE NOT GUARANTEED BY ANY BANK, GOVERNMENT ENTITY, OR THE FDIC. RETURN AND SHARE PRICE WILL FLUCTUATE AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

Opinions expressed herein are based on current market conditions and are subject to change without notice. The fund invests through a master portfolio (another fund with the same objective). Income may be subject to some state or local taxes. Some income may be subject to the Federal alternative minimum tax for certain investors. Capital gains are not exempt from taxes.

CALL J.P. MORGAN FUNDS SERVICES AT (800) 766-7722 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION ABOUT THE FUND INCLUDING MANAGEMENT FEES AND OTHER EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

                       THIS PAGE HAS BEEN LEFT BLANK INTENTIONALLY

J.P. MORGAN INSTITUTIONAL TAX EXEMPT BOND FUND
STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 1998
--------------------------------------------------------------------------------

ASSETS
Investment in The Tax Exempt Bond Portfolio
  ("Portfolio"), at value                          $316,774,591
Receivable for Shares of Beneficial Interest Sold       500,000
Receivable for Expense Reimbursements                    29,863
Prepaid Trustees' Fees                                      950
Prepaid Expenses and Other Assets                            45
                                                   ------------
    Total Assets                                    317,305,449
                                                   ------------
LIABILITIES
Dividends Payable to Shareholders                       624,614
Shareholder Servicing Fee Payable                        26,424
Administrative Services Fee Payable                       7,535
Administration Fee Payable                                1,140
Fund Services Fee Payable                                   290
Accrued Expenses                                         51,501
                                                   ------------
    Total Liabilities                                   711,504
                                                   ------------
NET ASSETS
Applicable to 30,499,677 Shares of Beneficial
  Interest Outstanding
  (par value $0.001, unlimited shares authorized)  $316,593,945
                                                   ------------
                                                   ------------
Net Asset Value, Offering and Redemption Price
  Per Share                                              $10.38
                                                          -----
                                                          -----
ANALYSIS OF NET ASSETS
Paid-in Capital                                    $306,362,745
Undistributed Net Investment Income                       2,480
Accumulated Net Realized Gain on Investment              74,074
Net Unrealized Appreciation of Investment            10,154,646
                                                   ------------
    Net Assets                                     $316,593,945
                                                   ------------
                                                   ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INSTITUTIONAL TAX EXEMPT BOND FUND
STATEMENT OF OPERATIONS
FOR THE FISCAL YEAR ENDED AUGUST 31, 1998
--------------------------------------------------------------------------------

INVESTMENT INCOME ALLOCATED FROM PORTFOLIO
Allocated Interest Income                                     $12,915,540
Allocated Portfolio Expenses                                     (954,388)
                                                              -----------
    Net Investment Income Allocated from
      Portfolio                                                11,961,152
FUND EXPENSES
Shareholder Servicing Fee                          $197,279
Administrative Services Fee                          74,789
Registration Fees                                    32,893
Transfer Agent Fees                                  18,543
Professional Fees                                    15,206
Amortization of Organization Expenses                 8,356
Fund Services Fee                                     7,931
Administration Fee                                    5,939
Trustees' Fees and Expenses                           1,936
Miscellaneous                                        25,477
                                                   --------
    Total Fund Expenses                             388,349
Less: Reimbursement of Expenses                     (71,607)
                                                   --------
NET FUND EXPENSES                                                 316,742
                                                              -----------
NET INVESTMENT INCOME                                          11,644,410
NET REALIZED GAIN ON INVESTMENT ALLOCATED FROM
  PORTFOLIO                                                       148,572
NET CHANGE IN UNREALIZED APPRECIATION OF
  INVESTMENT
  ALLOCATED FROM PORTFOLIO                                      6,333,423
                                                              -----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                  $18,126,405
                                                              -----------
                                                              -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INSTITUTIONAL TAX EXEMPT BOND FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                   FOR THE FISCAL    FOR THE FISCAL
                                                     YEAR ENDED        YEAR ENDED
                                                   AUGUST 31, 1998   AUGUST 31, 1997
                                                   ---------------   ---------------
INCREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $    11,644,410   $     7,908,193
Net Realized Gain on Investment Allocated from
  Portfolio                                                148,572            22,422
Net Change in Unrealized Appreciation of
  Investment
  Allocated from Portfolio                               6,333,423         3,159,919
                                                   ---------------   ---------------
    Net Increase in Net Assets Resulting from
      Operations                                        18,126,405        11,090,534
                                                   ---------------   ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                  (11,645,234)       (7,908,193)
Net Realized Gain                                               --           (34,613)
                                                   ---------------   ---------------
    Total Distributions to Shareholders                (11,645,234)       (7,942,806)
                                                   ---------------   ---------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Proceeds from Shares of Beneficial Interest Sold       181,046,169       109,305,319
Reinvestment of Dividends and Distributions              4,331,708         1,756,557
Cost of Shares of Beneficial Interest Redeemed         (76,879,522)      (33,725,943)
                                                   ---------------   ---------------
    Net Increase from Transactions in Shares of
      Beneficial Interest                              108,498,355        77,335,933
                                                   ---------------   ---------------
    Total Increase in Net Assets                       114,979,526        80,483,661
NET ASSETS
Beginning of Fiscal Year                               201,614,419       121,130,758
                                                   ---------------   ---------------
End of Fiscal Year (including undistributed net
  investment income of $2,480 and $0,
  respectively)                                    $   316,593,945   $   201,614,419
                                                   ---------------   ---------------
                                                   ---------------   ---------------

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INSTITUTIONAL TAX EXEMPT BOND FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share outstanding throughout each year are as follows:

                                                            FOR THE FISCAL YEAR ENDED AUGUST 31,
                                                   ------------------------------------------------------
                                                     1998       1997           1996      1995      1994
                                                   --------   --------       --------   -------   -------
NET ASSET VALUE, BEGINNING OF YEAR                 $  10.12   $   9.92       $  10.01   $  9.75   $ 10.07
                                                   --------   --------       --------   -------   -------

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                  0.47       0.48           0.48      0.49      0.48
Net Realized and Unrealized Gain (Loss) on
  Investment                                           0.26       0.20          (0.07)     0.26     (0.32)
                                                   --------   --------       --------   -------   -------
Total from Investment Operations                       0.73       0.68           0.41      0.75      0.16
                                                   --------   --------       --------   -------   -------

LESS DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                 (0.47)     (0.48)         (0.48)    (0.49)    (0.48)
Net Realized Gain                                        --      (0.00)(a)      (0.02)       --        --
                                                   --------   --------       --------   -------   -------
Total Distributions to Shareholders                   (0.47)     (0.48)         (0.50)    (0.49)    (0.48)
                                                   --------   --------       --------   -------   -------

NET ASSET VALUE, END OF YEAR                       $  10.38   $  10.12       $   9.92   $ 10.01   $  9.75
                                                   --------   --------       --------   -------   -------
                                                   --------   --------       --------   -------   -------

RATIOS AND SUPPLEMENTAL DATA
Total Return                                           7.37%      7.06%          4.13%     8.00%     1.61%
Net Assets, End of Period (in thousands)           $316,594   $201,614       $121,131   $59,867   $16,415
Ratios to Average Net Assets
  Expenses                                             0.50%      0.50%          0.50%     0.50%     0.50%
  Net Investment Income                                4.58%      4.83%          4.82%     5.09%     4.70%
  Expenses without reimbursement                       0.53%      0.56%          0.60%     0.71%     1.98%

------------------------
(a) Less than $0.01 per share.

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INSTITUTIONAL TAX EXEMPT BOND FUND
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 1998
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The J.P. Morgan Institutional Tax Exempt Bond Fund (the "fund") is a separate series of the J.P. Morgan Institutional Funds, a Massachusetts business trust (the "trust") which was organized on November 4, 1992. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The fund commenced operations on July 12, 1993. Prior to January 1, 1998, the trust's and the fund's names were The JPM Institutional Funds and The JPM Institutional Tax Exempt Bond Fund, respectively.

The fund invests all of its investable assets in The Tax Exempt Bond Portfolio (the "portfolio"), a diversified open-end management investment company having the same investment objective as the fund. The value of such investment included in the Statement of Assets and Liabilities reflects the fund's proportionate interest in the net assets of the portfolio (42% at August 31, 1998). The performance of the fund is directly affected by the performance of the portfolio. The financial statements of the portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the fund's financial statements.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the fund:

   a) Valuation of securities by the portfolio is discussed in Note 1a of the portfolio's Notes to Financial Statements which are included elsewhere in this report.

   b) The fund records its share of net investment income, realized and unrealized gain and loss and adjusts its investment in the portfolio each day. All the net investment income and realized and unrealized gain and loss of the portfolio is allocated pro rata among the fund and other investors in the portfolio at the time of such determination.

   c) Substantially all the fund's net investment income is declared as dividends daily and paid monthly. Distributions to shareholders of net realized capital gains, if any, are declared and paid annually.

   d) The fund incurred organization expenses in the amount of $48,567, which are being deferred and amortized on a straight-line basis over a period not to exceed five years beginning with the commencement of operations of the fund.

   e) The fund is treated as a separate entity for federal income tax purposes. The fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income, including net realized capital gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is necessary.

   f) Expenses incurred by the trust with respect to any two or more funds in the trust are allocated in proportion to the net assets of each fund in the trust, except where allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

J.P. MORGAN INSTITUTIONAL TAX EXEMPT BOND FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
AUGUST 31, 1998
--------------------------------------------------------------------------------

   g) The fund accounts for and reports distributions to shareholders in accordance with Statement of Position 93-2 "Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies." The effect of applying this statement was to increase Paid-in-Capital by $51,293, increase Undistributed Net Income by $3,304 and decrease Accumulated Net Realized Gain on Investment by $54,597. The adjustments are primarily attributable to the allocation of gains on contributed assets. Net investment income, net realized gains and net assets were not affected by this change.

2. TRANSACTIONS WITH AFFILIATES

   a) The trust, on behalf of the fund, has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and distributor for the fund. Under a Co-Administration Agreement between FDI and the trust on behalf of the fund, FDI provides administrative services necessary for the operations of the fund, furnishes office space and facilities required for conducting the business of the fund and pays the compensation of the fund's officers affiliated with FDI. The fund has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the fund is based on the ratio of the fund's net assets to the aggregate net assets of the trust and certain other investment companies subject to similar agreements with FDI. For the fiscal year ended August 31, 1998, the fee for these services amounted to $5,939.

   b) The trust, on behalf of the fund, has an Administrative Services Agreement (the "Services Agreement") with Morgan Guaranty Trust Company of New York ("Morgan") under which Morgan is responsible for certain aspects of the administration and operation of the fund. Under the Services Agreement, the fund has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the portfolio and the other portfolios in which the trust and the J.P. Morgan Funds (formerly The JPM Pierpont Funds) invest ( the "master portfolios") and J.P. Morgan Series Trust (formerly JPM Series Trust) in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the fund is determined by the proportionate share that its net assets bear to the net assets of the trust, the master portfolios, other investors in the master portfolios for which Morgan provides similar services, and J.P. Morgan Series Trust. For the fiscal year ended August 31, 1998, the fee for these services amounted to $74,789.

      In addition, Morgan has agreed to reimburse the fund to the extent necessary to maintain the total operating expenses of the fund, including the expenses allocated to the fund from the portfolio, at no more than 0.50% of the average daily net assets of the fund. For the fiscal year ended August 31, 1998, Morgan has agreed to reimburse the fund $71,607 for the expenses under this agreement. This reimbursement arrangement can be changed or terminated at any time at the option of Morgan.

   c) The trust, on behalf of the fund, has a Shareholder Servicing Agreement with Morgan to provide account administration and personal account maintenance services to fund shareholders. The Agreement provides for the fund to pay Morgan a fee for these services which is computed daily and

J.P. MORGAN INSTITUTIONAL TAX EXEMPT BOND FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
AUGUST 31, 1998
--------------------------------------------------------------------------------
      paid monthly at an annual rate. This rate was 0.075% of the average daily net assets as of the fund from September 1, 1997 through July 31, 1998. Effective August 1, 1998 the rate was increased to 0.10%. For the fiscal year ended August 31, 1998, the fee for these services amounted to $197,279.

   d) The trust, on behalf of the fund, has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the trust's affairs. The trustees of the trust represent all the existing shareholders of Group. The fund's allocated portion of Group's costs in performing its services amounted to $7,931 for the fiscal year ended August 31, 1998.

   e) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the trust, the J.P. Morgan Funds, the master portfolios and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the fund's allocated portion of the total fees and expenses. The trust's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $1,700.

3. TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the trustees to issue an unlimited number of full and fractional shares of beneficial interest of one or more series. Transactions in shares of beneficial interest of the fund were as follows:

                                                   FOR THE FISCAL    FOR THE FISCAL
                                                     YEAR ENDED        YEAR ENDED
                                                   AUGUST 31, 1998   AUGUST 31, 1997
                                                   ---------------   ---------------
Shares sold......................................      17,650,667        10,893,647
Reinvestment of dividends and distributions......         422,096           174,690
Shares redeemed..................................      (7,487,251)       (3,368,683)
                                                   ---------------   ---------------
Net Increase.....................................      10,585,512         7,699,654
                                                   ---------------   ---------------
                                                   ---------------   ---------------

4. CREDIT AGREEMENT

The trust, on behalf of the fund, together with other affiliated investment companies (the "funds"), entered into a revolving line of credit agreement (the "Agreement") on May 28, 1997, with unaffiliated lenders. Additionally, since all of the investable assets of the fund are in the portfolio, the portfolio is party to certain covenants of the Agreement. The maximum borrowing under the Agreement was $100,000,000. The Agreement expired on May 27, 1998, however, the fund as party to the Agreement has extended Agreement and continue its participation therein for an additional 364 days until May 26, 1999. The maximum borrowing under the new Agreement is $150,000,000. The purpose of the Agreement is to provide another alternative for settling large fund shareholder redemptions. Interest on any such borrowings outstanding will approximate market rates. The funds pay a commitment fee at an annual rate of 0.065% on the unused portion of the committed amount which is allocable to the funds in accordance with procedures established by their respective trustees or directors. There were no outstanding borrowings pursuant to the Agreement at August 31, 1998.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholders of
J.P. Morgan Institutional Tax Exempt Bond Fund

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of J.P. Morgan Institutional Tax Exempt Bond Fund (one of the series constituting part of the J.P. Morgan Institutional Funds, hereafter referred to as the "Fund") at August 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
New York, New York
October 15, 1998

J.P. MORGAN INSTITUTIONAL TAX EXEMPT BOND FUND
SUPPLEMENTAL PROXY INFORMATION
--------------------------------------------------------------------------------

A Joint Special Meeting of Shareholders of the J.P. Morgan Family of Funds was held on June 25, 1998, adjourned to August 20, 1998. Each of the applicable funds voted in favor of adopting the following proposals, therefore, the results are aggregated for the Trust unless otherwise, specified.

1. To elect a slate of five Trustees to hold office for a term of unlimited duration subject to the current retirement age of 70 (applicable to J.P. Morgan Funds, J.P. Morgan Institutional Funds and J.P. Morgan Series Trust):

                                                       VOTES IN         VOTES
                                                       FAVOR OF        AGAINST
                                                   ----------------   ---------
Frederick S. Addy................................     2,592,561,591   8,840,251
William G. Burns.................................     2,592,561,591   8,840,251
Arthur C. Eschenlauer............................     2,592,561,591   8,840,251
Matthew Healey...................................     2,592,561,591   8,840,251
Michael P. Mallardi..............................     2,592,561,591   8,840,251

2. To standardize the funds' and their corresponding portfolios' fundamental investment restrictions:

2a. Diversification of investments (applicable to all funds and portfolios except for J.P. Morgan Japan Equity, J.P. Morgan Institutional Equity, J.P. Morgan Institutional International Bond, J.P. New York Total Return Bond, J.P. Morgan Institutional New York Total Return Bond, J.P. Morgan Emerging Markets Debt and J.P. Morgan California Bond Funds and their corresponding portfolios)

  VOTES IN         VOTES       VOTES
  FAVOR OF        AGAINST    ABSTAINED
---------------  ---------   ---------
  13,202,292       107,473     66,610

2b. Concentration of assets in a particular industry (applicable to all funds and portfolios)

  VOTES IN         VOTES       VOTES
  FAVOR OF        AGAINST    ABSTAINED
---------------  ---------   ---------
  13,202,292       107,473     66,610

2c.  Issuance of senior securities (applicable to all funds and portfolios)

  VOTES IN         VOTES       VOTES
  FAVOR OF        AGAINST    ABSTAINED
---------------  ---------   ---------
  13,202,292       107,473     66,610

2d.  Borrowing (applicable to all funds and portfolios)

  VOTES IN         VOTES       VOTES
  FAVOR OF        AGAINST    ABSTAINED
---------------  ---------   ---------
  13,202,292       107,473     66,610

J.P. MORGAN INSTITUTIONAL TAX EXEMPT BOND FUND
SUPPLEMENTAL PROXY INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

2e.  Underwriting (applicable to all funds and portfolios)

  VOTES IN         VOTES       VOTES
  FAVOR OF        AGAINST    ABSTAINED
---------------  ---------   ---------
  13,202,292       107,473     66,610

2f.  Investment in Real Estate (applicable to all funds and portfolios)

  VOTES IN         VOTES       VOTES
  FAVOR OF        AGAINST    ABSTAINED
---------------  ---------   ---------
  13,202,292       107,473     66,610

2g.  Commodities (applicable to all funds and portfolios)

  VOTES IN         VOTES       VOTES
  FAVOR OF        AGAINST    ABSTAINED
---------------  ---------   ---------
  13,111,834       107,473    157,068

2h.  Lending (applicable to all funds and portfolios)

  VOTES IN         VOTES       VOTES
  FAVOR OF        AGAINST    ABSTAINED
---------------  ---------   ---------
  13,111,834       107,473    157,068

2i. Reclassification of Other Fundamental Restrictions as Nonfundamental
    (applicable to all funds and portfolios)

  VOTES IN         VOTES       VOTES
  FAVOR OF        AGAINST    ABSTAINED
---------------  ---------   ---------
     13,111,834    107,473    157,068

3. Reclassification of Investment Objectives from Fundamental to Nonfundamental (applicable to all funds and portfolios except for J.P. Morgan Disciplined Equity, J.P. Morgan Institutional Disciplined Equity, J.P. Morgan International Opportunities, J.P. Morgan Institutional International Opportunities, J.P. Morgan Global Strategic Income, J.P. Morgan Institutional Global Strategic Income, J.P. Morgan Emerging Markets Debt, J.P. Morgan U.S. Small Company Opportunities, J.P. Morgan Tax Aware U.S. Equity, J.P. Morgan California Bond, J.P. Morgan Institutional Treasury Money Market and J.P. Morgan Institutional Service Treasury Money Market Funds)

  VOTES IN         VOTES       VOTES
  FAVOR OF        AGAINST    ABSTAINED
---------------  ---------   ---------
  13,111,834       107,473    157,068

4. Approval of New Investment Advisory Agreement (applicable to all funds and portfolios)

  VOTES IN         VOTES       VOTES
  FAVOR OF        AGAINST    ABSTAINED
---------------  ---------   ---------
  13,132,304            0     264,257

J.P. MORGAN INSTITUTIONAL TAX EXEMPT BOND FUND
SUPPLEMENTAL PROXY INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

5. Amendment of the Declaration of Trust (applicable to J.P. Morgan Funds and J.P. Morgan Institutional Funds)

    VOTES
IN
    FAVOR          VOTES       VOTES
OF                AGAINST    ABSTAINED
---------------  ---------   ---------
 2,411,567,264   7,638,329   179,591,823

6. Ratification of the selection of independent accountants, PricewaterhouseCoopers LLP (applicable to J.P. Morgan Funds, J.P. Morgan Institutional Funds and J.P. Morgan Series Trust)

    VOTES
IN
    FAVOR          VOTES       VOTES
OF                AGAINST    ABSTAINED
---------------  ---------   ---------
 2,402,592,025   19,567,729  179,242,087

The Tax Exempt Bond Portfolio

Annual Report August 31,1998

(The following pages should be read in conjunction with J.P. Morgan Institutional Tax Exempt Bond Fund
Annual Financial Statements)

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
AUGUST 31, 1998
--------------------------------------------------------------------------------

  PRINCIPAL                                                SECURITY   MOODY'S/
    AMOUNT                                                   TYPE       S&P      MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION            (UNAUDITED) (UNAUDITED)    DATE        RATE         VALUE
--------------   ----------------------------------------  --------   --------  -----------      -------   -------------
LONG-TERM INVESTMENTS (99.5%)
ALABAMA (0.5%)
    $ 1,000      Alabama Mental Health Finance Authority,
                   (Special Tax Obligation, Prerefunded,
                   Series 1989, due 05/01/01), MBIA
                   Insured...............................      RB     Aaa/AAA      05/01/99(a)     7.375%  $   1,045,130
      1,410      Childersburg Industrial Development
                   Board, (PCR, Kimberly Clark Corp.
                   Project, Escrowed to Maturity, due
                   11/15/99).............................      RB      Aa2/AA      11/15/98(a)     7.400       1,454,485
      1,000      Daphne Special Care Facilities Financing
                   Authority, (Presbyterian Retirement,
                   Prerefunded, Series A, due
                   08/15/18).............................      RB      NR/NR       08/15/01(a)     7.300       1,096,190
                                                                                                           -------------
                     TOTAL ALABAMA.......................                                                      3,595,805
                                                                                                           -------------

ALASKA (1.2%)
      2,000      Anchorage, (Prerefunded, Series 1991,
                   due 07/01/02), MBIA Insured...........      GO     Aaa/AAA      07/01/01(a)     6.600       2,150,340
      1,075      Anchorage, (Refunding, Series 1989, due
                   06/01/03), AMBAC Insured..............      GO     Aaa/AAA      06/01/99(a)     7.100       1,112,378
      1,000      Anchorage, (Series A), AMBAC Insured....      GO     Aaa/AAA      02/01/00        6.850       1,042,320
      3,000      North Slope Borough, (Series A), MBIA
                   Insured...............................      GO     Aaa/AAA      06/30/00        5.550       3,092,070
      2,200      North Slope Borough, Zero Coupon,
                   (Capital Appreciation, Series B), MBIA
                   Insured...............................      GO     Aaa/AAA      06/30/01        0.000       1,974,214
                                                                                                           -------------
                     TOTAL ALASKA........................                                                      9,371,322
                                                                                                           -------------

ARIZONA (0.9%)
      1,000      Maricopa County School District #11,
                   (Peoria Unified School Improvement,
                   Prerefunded, Series H, due 07/01/05),
                   MBIA Insured..........................      GO     Aaa/AAA      07/01/99(a)     7.000       1,085,800
      1,750      Phoenix, (Refunding, Series C)..........      GO     Aa1/AA+      07/01/02        6.375       1,905,102
      3,315      Salt River Project, (Agricultural
                   Improvement & Power District, Salt
                   River Project, Refunding, Series A)...      RB      Aa2/AA      01/01/06        6.000       3,699,175
                                                                                                           -------------
                     TOTAL ARIZONA.......................                                                      6,690,077
                                                                                                           -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1998
--------------------------------------------------------------------------------

  PRINCIPAL                                                SECURITY   MOODY'S/
    AMOUNT                                                   TYPE       S&P      MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION            (UNAUDITED) (UNAUDITED)    DATE        RATE         VALUE
--------------   ----------------------------------------  --------   --------  -----------      -------   -------------
CALIFORNIA (4.2%)
    $ 5,210      California..............................      GO      A1/A+       10/01/09        6.000%  $   5,957,531
      6,000      California..............................      GO      A1/A+       02/01/08        6.500       7,035,480
      2,520      California Department of Water
                   Resources, (Central Valley Project,
                   Water Systems Service, Refunding,
                   Series J-1)...........................      RB      Aa2/AA      12/01/12        7.000       3,164,717
      2,750      California Pollution Control Financing
                   Authority, (PCR, Laidlaw
                   Environmental, Refunding, Series A)...      RB      NR/NR       07/01/07        6.700       2,909,995
        542      Kaweah Delta Hospital District, Tulare
                   County, (Series D, due 06/01/14)......      PP      NR/A+       06/01/99(a)     4.350         543,642
      1,049      Kaweah Delta Hospital District, Tulare
                   County, (Series E, due 06/01/14)......      PP      NR/A+       06/01/00(a)     5.250       1,069,445
      1,541      Kaweah Delta Hospital District, Tulare
                   County, (Series G, due 06/01/14)......      PP      NR/A+       06/01/04(a)     6.400       1,667,517
      2,500      Los Angeles County Public Works
                   Financing Authority, (Refunding,
                   Series A), MBIA Insured...............      RB     Aaa/AAA      09/01/06        6.000       2,819,700
      4,200      Los Angeles County Public Works
                   Financing Authority, (Regional Park
                   and Open Space District, Refunding,
                   Series A).............................      RB      Aa3/AA      10/01/07        5.375       4,583,796
      2,000      Los Angeles Department of Water & Power,
                   (Electric Plant, Crossover Refunded,
                   due 05/15/30).........................      RB      Aa3/A+      05/15/00(a)     7.125       2,142,060
                                                                                                           -------------
                     TOTAL CALIFORNIA....................                                                     31,893,883
                                                                                                           -------------

COLORADO (0.2%)
      1,295      Adams County School District #12, FGIC
                   Insured...............................      GO     Aaa/AAA      12/15/06        6.000       1,462,677
                                                                                                           -------------

CONNECTICUT (0.4%)
      2,815      Connecticut, (Special Tax Obligation,
                   Transportation Infrastructure,
                   Prerefunded, Series A, due
                   06/01/04).............................      RB      NR/AA-      06/01/03(a)     6.600       3,128,225
                                                                                                           -------------

DELAWARE (0.4%)
      2,650      Delaware Transportation Authority,
                   (Transportation System Revenue,
                   Refunding), AMBAC Insured.............      RB     Aaa/AAA      07/01/00        5.250       2,722,742
                                                                                                           -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1998
--------------------------------------------------------------------------------

  PRINCIPAL                                                SECURITY   MOODY'S/
    AMOUNT                                                   TYPE       S&P      MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION            (UNAUDITED) (UNAUDITED)    DATE        RATE         VALUE
--------------   ----------------------------------------  --------   --------  -----------      -------   -------------
DISTRICT OF COLUMBIA (4.8%)
    $   910      District of Columbia, (Escrowed to
                   Maturity, Prerefunded, Series C), FGIC
                   Insured...............................      GO     Aaa/AAA      12/01/03        5.250%  $     959,495
        220      District of Columbia, (Prerefunded,
                   Series A), MBIA Insured...............      GO      NR/NR       06/01/07        6.000         245,304
         60      District of Columbia, (Prerefunded,
                   Series B), MBIA Insured...............      GO      NR/AAA      06/01/02        6.000          64,195
      6,590      District of Columbia, (Unrefunded
                   Balance, Refunding, Series C), FGIC
                   Insured...............................      GO     Aaa/AAA      12/01/03        5.250       6,942,038
      2,780      District of Columbia, (Unrefunded
                   Balance, Series A), MBIA Insured......      GO      NR/NR       06/01/07        6.000       3,081,380
      2,540      District of Columbia, (Unrefunded
                   Balance, Series B), MBIA Insured......      GO     Aaa/AAA      06/01/02        6.000       2,711,221
      5,000      Metropolitan Airport, (Refunding, Series
                   B, due 10/01/09), MBIA Insured........      RB     Aaa/AAA      10/01/08(a)     5.250       5,313,400
      3,665      Metropolitan Airport, (Series A, due
                   10/01/10), FGIC Insured...............      RB     Aaa/AAA      10/01/00(a)     7.250       3,959,923
      1,200      Metropolitan Airport, (Series B), FGIC
                   Insured...............................      RB     Aaa/AAA      10/01/00        5.250       1,233,924
      4,015      Metropolitan Airport, (Series B), FGIC
                   Insured...............................      RB     Aaa/AAA      10/01/05        6.000       4,432,841
      5,745      Metropolitan Airport, (Series B), FGIC
                   Insured...............................      RB     Aaa/AAA      10/01/06        6.000       6,394,013
      1,000      Metropolitan Airports, (Airport and
                   Marina Improvements and Revenue,
                   Series B), FGIC Insured...............      RB     Aaa/AAA      10/01/03        5.750       1,076,030
                                                                                                           -------------
                     TOTAL DISTRICT OF COLUMBIA..........                                                     36,413,764
                                                                                                           -------------

FLORIDA (5.2%)
      5,765      Dade County School District,
                   (Refunding), MBIA Insured.............      GO     Aaa/AAA      07/15/05        6.000       6,429,186
      1,535      Florida Board of Education, (Capital
                   Outlay, Escrowed to Maturity,
                   Prerefunded, Series C, due
                   06/01/01).............................      GO     Aaa/AAA      10/14/98(a)     7.000       1,562,553
      7,305      Florida Board of Education, (Capital
                   Outlay, Series A).....................      GO     Aa2/AA+      01/01/06        5.500       7,927,459
        465      Florida Board of Education, (Capital
                   Outlay, Unrefunded Balance, Series C,
                   due 06/01/01).........................      GO     Aa2/AA+      10/05/98(a)     7.000         472,254

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1998
--------------------------------------------------------------------------------

  PRINCIPAL                                                SECURITY   MOODY'S/
    AMOUNT                                                   TYPE       S&P      MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION            (UNAUDITED) (UNAUDITED)    DATE        RATE         VALUE
--------------   ----------------------------------------  --------   --------  -----------      -------   -------------
FLORIDA (CONTINUED)
    $ 3,200      Jacksonville Electric Authority, (St.
                   Johns River, Issue 2, Crossover
                   Refunded, Series 5, due 10/01/09).....      RB      Aa2/AA      10/01/99(a)     7.000%  $   3,352,736
      2,000      Jacksonville Health Facilities
                   Authority, (Charity Obligated Group,
                   Refunding, Series A), MBIA Insured....      RB     Aaa/AAA      08/15/06        5.500       2,168,840
     10,000      Miami, Dade County School District,
                   (Refunding), FSA Insured..............      GO     Aaa/AAA      08/01/11        5.375      10,755,500
      2,310      Miami, Dade County, (Aviation Revenue,
                   Refunding, Series A), FGIC Insured....      RB     Aaa/AAA      10/01/05        5.000       2,426,401
      2,000      Tampa (Health System Revenue, Catholic
                   Health East, Refunding, Series A-1),
                   MBIA Insured..........................      RB     Aaa/AAA      11/15/04        5.250       2,125,540
      2,000      Volusia County School District,
                   (Refunding, due 08/01/02), FGIC
                   Insured...............................      GO     Aaa/AAA      08/01/01(a)     6.100       2,159,680
                                                                                                           -------------
                     TOTAL FLORIDA.......................                                                     39,380,149
                                                                                                           -------------

GEORGIA (4.6%)
      2,630      Fulton County School District,
                   (Refunding)...........................      GO      Aa2/AA      05/01/14        6.375       3,127,201
      1,250      Georgia Municipal Electric Authority,
                   (Power General Revenue, Refunding,
                   Series A).............................      RB       A3/A       01/01/12        6.500       1,474,775
      4,500      Georgia Municipal Electric Authority,
                   (Power Revenue, Crossover Refunding,
                   Series DD), AMBAC-TCRS Insured........      RB      NR/AAA      01/01/08        7.000       5,377,455
      6,000      Georgia, (Series B).....................      GO     Aaa/AAA      03/01/07        7.200       7,286,520
      3,000      Georgia, (Series B).....................      GO     Aaa/AAA      03/01/10        6.300       3,518,040
      4,470      Georgia, (Series C).....................      GO     Aaa/AAA      07/01/11        5.700       5,005,774
      2,500      Gwinnett County School District,
                   (Refunding, Series B).................      GO     Aa1/AA+      02/01/08        6.400       2,905,900
      5,000      Metropolitan Atlanta Rapid Transit
                   Authority, (Sales Tax Revenue,
                   Refunding, Series P), AMBAC Insured...      RB     Aaa/AAA      07/01/11        6.250       5,876,600
                                                                                                           -------------
                     TOTAL GEORGIA.......................                                                     34,572,265
                                                                                                           -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1998
--------------------------------------------------------------------------------

  PRINCIPAL                                                SECURITY   MOODY'S/
    AMOUNT                                                   TYPE       S&P      MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION            (UNAUDITED) (UNAUDITED)    DATE        RATE         VALUE
--------------   ----------------------------------------  --------   --------  -----------      -------   -------------
HAWAII (1.3%)
    $ 5,000      Hawaii, (Refunding, Series CO), FGIC
                   Insured...............................      GO     Aaa/AAA      03/01/02        6.000%  $   5,329,800
      2,000      Hawaii, (Series BZ).....................      GO      A1/A+       10/01/12        6.000       2,267,400
      2,000      Honolulu City & County Improvement,
                   (Refunding, Series B).................      GO      Aa2/AA      10/01/11        5.500       2,172,840
                                                                                                           -------------
                     TOTAL HAWAII........................                                                      9,770,040
                                                                                                           -------------

ILLINOIS (8.1%)
      3,000      Chicago Board of Education, (Chicago
                   School Reform), AMBAC Insured.........      GO     Aaa/AAA      12/01/09        6.750       3,610,140
      1,000      Chicago Board of Education, (Lease
                   Certificates, Series A), MBIA
                   Insured...............................      RB     Aaa/AAA      01/01/06        6.125       1,115,680
      4,130      Chicago Board of Education, (Lease
                   Certificates, Series A), MBIA
                   Insured...............................      RB     Aaa/AAA      01/01/07        6.125       4,647,489
      1,500      Chicago O'Hare International Airport,
                   (Refunding, Second Lien, Series C),
                   MBIA Insured..........................      RB     Aaa/AAA      01/01/09        5.750       1,676,550
      3,000      Chicago, (Refunding, Series A-2), AMBAC
                   Insured...............................      GO     Aaa/AAA      01/01/11        6.000       3,393,930
      3,280      Cook County, (Refunding, Series C), FGIC
                   Insured...............................      GO     Aaa/AAA      11/15/04        5.800       3,576,348
     10,000      Cook County, Community School District
                   #54, Schaumburg Township, Zero Coupon,
                   (Capital Appreciation, Prerefunded,
                   Series B, due 01/01/11), FGIC
                   Insured...............................      GO     Aaa/AAA      01/01/03(a)     0.000       5,009,900
      1,375      Du Page County, (Illinois Alternative
                   Revenue Jail Project, Prerefunded, due
                   01/01/21).............................      GO     Aaa/AAA      01/01/02(a)     6.550       1,513,146
      4,440      Hoffman Estates, Tax Increment Revenue,
                   (Economic Development Project Area,
                   Refunding), AMBAC Insured.............      RB     Aaa/AAA      11/15/04        5.500       4,768,915
      3,000      Illinois Development Finance Authority,
                   (Series C, due 08/01/28)..............      PP      NR/NR       06/01/05(a)     4.900       3,003,750
      3,000      Illinois Sales Tax Revenue, (Refunding,
                   Series Q).............................      RB     Aa2/AAA      06/15/09        6.000       3,396,360
      4,175      Illinois Sales Tax Revenue, (Refunding,
                   Series Q).............................      RB     Aa2/AAA      06/15/12        6.000       4,761,212

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1998
--------------------------------------------------------------------------------

  PRINCIPAL                                                SECURITY   MOODY'S/
    AMOUNT                                                   TYPE       S&P      MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION            (UNAUDITED) (UNAUDITED)    DATE        RATE         VALUE
--------------   ----------------------------------------  --------   --------  -----------      -------   -------------
ILLINOIS (CONTINUED)
    $ 2,500      Metropolitan Pier & Exposition
                   Authority, (McCormick Place Expansion
                   Project, Prerefunded, Series A).......      RB      A1/AA-      06/15/06        8.500%  $   3,196,400
      5,420      Metropolitan Pier & Exposition
                   Authority, Zero Coupon, (Capital
                   Appreciation, McCormick Place
                   Expansion Project, Refunding), MBIA
                   Insured...............................      RB     Aaa/AAA      06/15/14        0.000       2,525,503
     11,000      Metropolitan Pier & Exposition
                   Authority, Zero Coupon, (Capital
                   Appreciation, McCormick Place
                   Expansion Project, Refunding, Series
                   A), MBIA Insured......................      RB     Aaa/AAA      12/15/11        0.000       5,967,280
      9,705      Metropolitan Pier & Exposition
                   Authority, Zero Coupon, (Capital
                   Appreciation, McCormick Place
                   Expansion Project, Refunding, Series
                   A), MBIA Insured......................      RB     Aaa/AAA      06/15/12        0.000       5,014,865
      2,810      Regional Transportation Authority,
                   (Series D), FGIC Insured..............      RB     Aaa/AAA      06/01/07        7.750       3,494,966
      1,000      University of Illinois, (Auxiliary
                   Facilities, Escrowed to Maturity, due
                   10/01/01).............................      RB     Aaa/AAA      04/01/99(a)     6.000       1,063,600
                                                                                                           -------------
                     TOTAL ILLINOIS......................                                                     61,736,034
                                                                                                           -------------

INDIANA (2.3%)
      3,955      Indiana Health Facility Financing
                   Authority, (Sisters of St. Francis
                   Health Services, Refunding, Series A),
                   MBIA Insured..........................      RB     Aaa/AAA      11/01/05        5.500       4,234,618
      2,000      Indiana Municipal Power Agency, (Power
                   Supply System Revenue, Refunding,
                   Series B), MBIA Insured...............      RB     Aaa/AAA      01/01/13        6.000       2,259,500
      3,915      Indiana Transportation Finance
                   Authority, (Highway Revenue, Series
                   A), AMBAC Insured.....................      RB     Aaa/AAA      06/01/09        5.250       4,202,752
      6,000      Indiana Transportation Finance
                   Authority, (Highway Revenue, Series
                   A), MBIA Insured......................      RB     Aaa/AAA      12/01/07        5.250       6,413,700
                                                                                                           -------------
                     TOTAL INDIANA.......................                                                     17,110,570
                                                                                                           -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1998
--------------------------------------------------------------------------------

  PRINCIPAL                                                SECURITY   MOODY'S/
    AMOUNT                                                   TYPE       S&P      MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION            (UNAUDITED) (UNAUDITED)    DATE        RATE         VALUE
--------------   ----------------------------------------  --------   --------  -----------      -------   -------------
KENTUCKY (0.4%)
    $ 2,765      Kentucky Turnpike Authority, (Road
                   Recovery Revenue, Escrowed to
                   Maturity, Series A, due 07/01/02).....      RB      Aaa/NR      10/05/98(a)     7.100%  $   2,932,172
                                                                                                           -------------

LOUISIANA (0.8%)
      6,000      Louisiana, (Refunding, Series A), FGIC
                   Insured...............................      GO     Aaa/AAA      08/01/00        6.000       6,249,900
                                                                                                           -------------

MARYLAND (1.2%)
      5,435      Maryland Health & Higher Educational
                   Facilities Authority, (John Hopkins
                   University, Refunding)................      RB     Aa2/AA-      07/01/03        5.750       5,826,863
      3,000      Maryland, (3rd Series, due 07/15/03)....      GO     Aaa/AAA      07/15/01(a)     6.400       3,215,670
                                                                                                           -------------
                     TOTAL MARYLAND......................                                                      9,042,533
                                                                                                           -------------

MASSACHUSETTS (4.8%)
      5,650      Massachusetts Bay Transportation
                   Authority, (General Transportation
                   System, Refunding, Series A)..........      RB     Aa3/AA-      03/01/08        7.000       6,807,176
      3,700      Massachusetts Bay Transportation
                   Authority, (General Transportation
                   System, Refunding, Series A), MBIA
                   Insured...............................      RB     Aaa/AAA      03/01/10        5.500       4,062,970
      2,000      Massachusetts State Water Authority,
                   (General Series A), FSA Insured.......      RB     Aaa/AAA      08/01/10        5.500       2,203,580
     10,000      Massachusetts State Water Resource
                   Authority, (Series A).................      RB       A1/A       07/15/08        6.500      11,670,500
      7,300      Massachusetts State, (Refunding, Series
                   A), AMBAC Insured.....................      GO     Aaa/AAA      08/01/10        5.750       8,203,813
      1,495      Massachusetts, State College Building
                   Authority, (Refunding, Series A)......      RB     Aa3/AA-      05/01/11        7.500       1,929,058
      1,060      Wareham, (Prerefunded, due 01/15/03),
                   AMBAC Insured.........................      GO     Aaa/AAA      01/15/01(a)     6.800       1,162,396
                                                                                                           -------------
                     TOTAL MASSACHUSETTS.................                                                     36,039,493
                                                                                                           -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1998
--------------------------------------------------------------------------------

  PRINCIPAL                                                SECURITY   MOODY'S/
    AMOUNT                                                   TYPE       S&P      MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION            (UNAUDITED) (UNAUDITED)    DATE        RATE         VALUE
--------------   ----------------------------------------  --------   --------  -----------      -------   -------------
MICHIGAN (1.3%)
    $ 6,045      Michigan State Building Authority,
                   (Facilites Program, Refunding, Series
                   I), AMBAC Insured.....................      RB     Aaa/AAA      10/01/04        6.000%  $   6,653,006
      2,905      Michigan State Hospital Finance
                   Authority Revenue, (Mercy Health
                   Services, Refunding, Series T)........      RB     Aa3/AA-      08/15/04        5.750       3,131,445
                                                                                                           -------------
                     TOTAL MICHIGAN......................                                                      9,784,451
                                                                                                           -------------

MINNESOTA (2.8%)
      5,075      Minneapolis & St Paul, (Metropolitan
                   Community Airport Revenue, Series B),
                   AMBAC Insured.........................      RB      NR/AAA      01/01/09        5.500       5,470,799
      5,000      University of Minnesota, (Refunding,
                   Series A).............................      RB      Aa2/AA      07/01/10        5.750       5,645,200
      5,000      University of Minnesota, (Refunding,
                   Series A).............................      RB      Aa2/AA      07/01/15        5.750       5,562,100
      4,290      Western Minnesota Municipal Power
                   Agency, (Prerefunded, due 01/01/04),
                   MBIA Insured..........................      RB     Aaa/AAA      10/05/98(a)    10.125       4,371,724
                                                                                                           -------------
                     TOTAL MINNESOTA.....................                                                     21,049,823
                                                                                                           -------------

MISSISSIPPI (2.7%)
      6,000      Mississippi Home Corp. Residual Revenue,
                   Zero Coupon, (Capital Appreciation,
                   Prerefunded, Series C)................      RB      AAA/NR      09/01/13        0.000       2,882,220
     10,960      Mississippi State, (Escrowed to
                   Maturity, Refunding)..................      GO     Aaa/AAA      02/01/08        6.200      12,362,442
      5,065      Mississippi State, (Gaming County
                   Highway Improvement, Series A)........      GO      Aa3/AA      07/01/05        5.250       5,414,637
                                                                                                           -------------
                     TOTAL MISSISSIPPI...................                                                     20,659,299
                                                                                                           -------------

MISSOURI (0.6%)
      4,000      St. Louis County Regional Convention &
                   Sports Complex Authority,
                   (Prerefunded, Series B, due
                   08/15/21).............................      RB     Aaa/AAA      08/15/03(a)     7.000       4,553,200
                                                                                                           -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1998
--------------------------------------------------------------------------------

  PRINCIPAL                                                SECURITY   MOODY'S/
    AMOUNT                                                   TYPE       S&P      MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION            (UNAUDITED) (UNAUDITED)    DATE        RATE         VALUE
--------------   ----------------------------------------  --------   --------  -----------      -------   -------------
NEBRASKA (0.9%)
    $ 4,000      Nebraska Public Power District, (Nuclear
                   Facilities, Refunding)................      RB      A1/A+       07/01/00        5.200%  $   4,095,640
      2,350      Nebraska Public Power District,
                   (Nuclear-Source Electric Revenue,
                   Refunding, Series A), MBIA Insured....      RB     Aaa/AAA      01/01/04        5.250       2,477,394
                                                                                                           -------------
                     TOTAL NEBRASKA......................                                                      6,573,034
                                                                                                           -------------

NEVADA (4.3%)
        500      Carson City School District,
                   (Prerefunded, due 04/01/03), FGIC
                   Insured...............................      GO     Aaa/AAA      04/01/00(a)     6.750         532,820
      8,200      Clark County School District, (Series
                   A), MBIA Insured......................      GO     Aaa/AAA      06/01/11        7.000      10,251,886
      3,000      Clark County School District, FGIC
                   Insured...............................      GO     Aaa/AAA      06/15/03        6.000       3,261,720
      3,000      Clark County, (Passenger Facilities, Las
                   Vegas McCarran International Airport,
                   Series A).............................      RB       A/A        07/01/08        6.250       3,466,140
      1,685      Las Vegas, (Clark County Library
                   District, Prerefunded, Series A, due
                   06/01/03), FGIC Insured...............      GO     Aaa/AAA      06/01/01(a)     6.600       1,823,305
      1,200      Las Vegas, (Clark County Library
                   District, Prerefunded, Series A, due
                   06/01/04), FGIC Insured...............      GO     Aaa/AAA      06/01/01(a)     6.700       1,301,592
      1,280      Las Vegas, (Clark County Library
                   District, Refunding, Series B, due
                   08/01/04), FGIC Insured...............      GO     Aaa/AAA      08/01/01(a)     6.700       1,391,693
      6,015      Nevada State, (Refunding, Series A-1)...      GO      Aa2/AA      05/15/10        6.000       6,867,927
      1,985      Nevada State, (Refunding, Series A-2)...      GO      Aa2/AA      05/15/10        6.000       2,266,473
      1,330      Nevada, (Prison Facilities, Prerefunded,
                   due 08/01/04).........................      GO      Aa2/AA      08/01/00(a)     7.000       1,433,208
                                                                                                           -------------
                     TOTAL NEVADA........................                                                     32,596,764
                                                                                                           -------------

NEW HAMPSHIRE (1.0%)
      4,900      New Hampshire Higher Educational &
                   Health Facilities Authority,
                   (Dartmouth College, Refunding)........      RB      Aaa/NR      06/01/07        6.750       5,756,863
      1,720      New Hampshire, (Prerefunded, Series A,
                   due 06/15/03).........................      GO      Aa/AA+      06/15/01(a)     6.600       1,875,952
                                                                                                           -------------
                     TOTAL NEW HAMPSHIRE.................                                                      7,632,815
                                                                                                           -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1998
--------------------------------------------------------------------------------

  PRINCIPAL                                                SECURITY   MOODY'S/
    AMOUNT                                                   TYPE       S&P      MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION            (UNAUDITED) (UNAUDITED)    DATE        RATE         VALUE
--------------   ----------------------------------------  --------   --------  -----------      -------   -------------
NEW JERSEY (4.6%)
    $ 4,180      Jersey City, (Refunding, Series A)......      GO      Aa3/AA      10/01/11        6.250%  $   4,878,227
      7,000      New Jersey Economic Development
                   Authority, (Market Transition
                   Facilities, Series A), MBIA Insured...      RB     Aaa/AAA      07/01/02        5.400       7,379,820
      1,325      New Jersey Economic Development
                   Authority, (New Jersey Performing Arts
                   Center Project, Refunding, Series A),
                   AMBAC Insured.........................      RB     Aaa/AAA      06/15/07        6.000       1,494,852
      1,500      New Jersey Sports & Exposition
                   Authority, (Sports Complex, Refunding,
                   Escrowed to Maturity).................      RB      Aa1/NR      01/01/00        8.100       1,585,230
      6,000      New Jersey Transportation Authority,
                   (Refunding, Series B), MBIA Insured...      RB     Aaa/AAA      06/15/05        6.000       6,664,980
      7,500      New Jersey Transportation Authority,
                   (Refunding, Series B), MBIA Insured...      RB     Aaa/AAA      06/15/10        6.500       8,949,075
      2,500      New Jersey Turnpike Authority,
                   (Refunding, Series A), MBIA Insured...      RB     Aaa/AAA      01/01/00        6.200       2,581,425
      1,000      New Jersey Turnpike Authority,
                   (Refunding, Series A), MBIA Insured...      RB     Aaa/AAA      01/01/01        5.700       1,040,530
                                                                                                           -------------
                     TOTAL NEW JERSEY....................                                                     34,574,139
                                                                                                           -------------

NEW YORK (10.8%)
      4,000      Metropolitan Transportation Authority,
                   (Transportation Facilities Revenue,
                   Prerefunded, Series J, due 07/01/10),
                   FGIC Insured..........................      RB     Aaa/AAA      07/01/02(a)     6.375       4,422,120
        130      Monroe County, (Public Improvement,
                   Unrefunded Balance, due 06/01/09),
                   AMBAC Insured.........................      GO     Aaa/AAA      06/01/08(a)     6.000         148,291
         75      Monroe County, (Public Improvement,
                   Unrefunded Balance, due 06/01/10),
                   AMBAC Insured.........................      GO     Aaa/AAA      06/01/08(a)     6.000          85,553
      1,970      Monroe County, (Public Improvement,
                   Prerefunded, due 06/01/09), AMBAC
                   Insured...............................      GO     Aaa/AAA      06/01/08(a)     6.000       2,247,179
      1,340      Monroe County, (Public Improvement,
                   Prerefunded, due 06/01/10), AMBAC
                   Insured...............................      GO     Aaa/AAA      06/01/08(a)     6.000       1,528,538

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1998
--------------------------------------------------------------------------------

  PRINCIPAL                                                SECURITY   MOODY'S/
    AMOUNT                                                   TYPE       S&P      MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION            (UNAUDITED) (UNAUDITED)    DATE        RATE         VALUE
--------------   ----------------------------------------  --------   --------  -----------      -------   -------------
NEW YORK (CONTINUED)
    $ 2,000      Municipal Assistance Corp. for City of
                   New York, (Refunding, Series E).......      RB      Aa2/AA      07/01/06        6.000%  $   2,242,500
         95      New York City, (Escrowed to Maturity,
                   Refunding, Series H, Subseries H-1)...      GO      Aaa/A-      08/01/01        5.500          99,354
      1,465      New York City, (Escrowed to Maturity,
                   Series B).............................      GO     Aaa/AAA      06/01/01        8.000       1,627,029
        805      New York City, (Escrowed to Maturity,
                   Series F).............................      GO      Aaa/A-      02/15/02        6.100         863,781
      2,645      New York City, (Refunding, Series A)....      GO      A3/A-       08/01/02        5.750       2,800,156
      7,000      New York City, (Refunding, Series A)....      GO      A3/A-       08/01/04        6.750       7,904,960
      1,000      New York City, (Refunding, Series E),
                   FGIC Insured..........................      GO     Aaa/AAA      02/15/06        6.500       1,140,430
      3,000      New York City, (Refunding, Series F)....      GO      A3/A-       08/01/06        5.500       3,208,380
      4,480      New York City, (Refunding, Series G)....      GO      A3/A-       08/01/03        5.000       4,649,926
      3,425      New York City, (Series F)...............      GO      A3/A-       02/15/03        6.200       3,709,035
      2,000      New York City, (Series G), AMBAC
                   Insured...............................      GO     Aaa/AAA      10/15/07        6.000       2,249,980
      4,580      New York City, (Unrefunded Balance,
                   Refunding, Series H, Subseries H-1)...      GO      A3/A-       08/01/01        5.500       4,769,383
      5,000      New York State Dormitory Authority,
                   (Hospital-New York & Presbyterian,
                   Refunding, due 08/01/13), AMBAC
                   Insured...............................      RB     Aaa/AAA      02/01/08(a)     4.400       5,152,250
      2,850      New York State Dormitory Authority,
                   (Secured Hospital, Interfaith Medical
                   Center, Series D).....................      RB     Baa1/BBB+    02/15/04        5.500       2,995,407
      2,000      New York State Local Government
                   Assistance Corp, (Refunding, Series
                   A), AMBAC-TCRS Insured................      RB     Aaa/AAA      04/01/06        6.000       2,233,140
      5,290      New York State Local Government
                   Assistance Corp, (Refunding, Series A,
                   due 04/01/08).........................      RB      A3/A+       04/01/07(a)     6.000       5,930,989
      5,000      New York State Thruway Authority,
                   (Service Contract Revenue, Series A-2,
                   due 04/01/09), MBIA Insured...........      RB     Aaa/AAA      04/01/08(a)     5.375       5,384,800
      1,500      New York State Urban Development Corp,
                   (Correctional Capital Facilities,
                   Prerefunded, Series 1, due
                   01/01/14).............................      RB      Aaa/NR      01/01/00(a)     7.750       1,608,090

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1998
--------------------------------------------------------------------------------

  PRINCIPAL                                                SECURITY   MOODY'S/
    AMOUNT                                                   TYPE       S&P      MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION            (UNAUDITED) (UNAUDITED)    DATE        RATE         VALUE
--------------   ----------------------------------------  --------   --------  -----------      -------   -------------
NEW YORK (CONTINUED)
    $ 8,700      Triborough Bridge & Tunnel Authority,
                   (General Purpose, Refunding, Series
                   X)....................................      RB      Aa3/A+      01/01/12        6.625%  $  10,371,444
      4,000      Triborough Bridge & Tunnel Authority,
                   (Refunding, Series V, due 01/01/05),
                   FGIC-TCRS Insured.....................      RB     Aaa/AAA      01/01/01(a)     6.875       4,305,400
                                                                                                           -------------
                     TOTAL NEW YORK......................                                                     81,678,115
                                                                                                           -------------

OHIO (1.1%)
      2,000      Ohio State Building Authority, (Admin
                   Building Fund, Series A)..............      RB     Aa3/AA-      10/01/06        5.500       2,168,280
      2,000      Ohio State Building Authority, (Admin
                   Building Fund, Series A, due
                   10/01/09).............................      RB     Aa3/AA-      10/01/08(a)     5.250       2,139,780
      3,195      Ohio Water Development Authority,
                   (Refunding, Escrowed to Maturity, due
                   12/01/10).............................      RB     Aaa/AAA      12/01/98(a)     9.375       4,068,481
                                                                                                           -------------
                     TOTAL OHIO..........................                                                      8,376,541
                                                                                                           -------------

PENNSYLVANIA (5.0%)
      1,175      Bethel Park School District,
                   (Prerefunded, Series B, due 02/01/02),
                   AMBAC Insured.........................      GO     Aaa/AAA      02/01/00(a)     6.550       1,221,072
        970      Pennsylvania Higher Education Assistance
                   Agency, (Student Loan Revenue,
                   Refunding, Series A), FGIC Insured....      RB     Aaa/AAA      12/01/00        6.800       1,022,545
      1,310      Pennsylvania Higher Education Facilities
                   Authority, College & University
                   Revenue, (University of Pennsylvania,
                   Refunding, Series A)..................      RB      Aa2/AA      09/01/02        6.500       1,426,773
      2,800      Pennsylvania Higher Educational
                   Facilities Authority, Health Services
                   Revenue, (University of Pennsylvania,
                   Refunding, Series A)..................      RB      A1/AA       01/01/06        6.000       3,090,948
     14,525      Pennsylvania State, (2nd Series)........      GO     Aa3/AA-      08/01/04        5.000      15,303,395
      1,500      Pennsylvania, (2nd Series A,
                   Prerefunded, due 11/01/04), MBIA
                   Insured...............................      GO     Aaa/AAA      11/01/01(a)     6.500       1,638,510

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1998
--------------------------------------------------------------------------------

  PRINCIPAL                                                SECURITY   MOODY'S/
    AMOUNT                                                   TYPE       S&P      MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION            (UNAUDITED) (UNAUDITED)    DATE        RATE         VALUE
--------------   ----------------------------------------  --------   --------  -----------      -------   -------------
PENNSYLVANIA (CONTINUED)
    $ 1,000      Pennsylvania, (Refunding and Projects,
                   1st Series A), AMBAC-TCRS Insured.....      GO     Aaa/AAA      01/01/01        6.600%  $   1,060,600
      4,250      Philadelphia Authority for Industrial
                   Development, (Academy of Natural
                   Sciences, due 1/1/18).................      PP      NR/NR       07/01/01(a)     4.750       4,291,183
      8,785      Philadelphia Authority for Industrial
                   Development, (Airport and Marina
                   Improvements and Revenue, Series A),
                   FGIC Insured..........................      RB     Aaa/AAA      07/01/04        5.000       9,101,260
                                                                                                           -------------
                     TOTAL PENNSYLVANIA..................                                                     38,156,286
                                                                                                           -------------

RHODE ISLAND (0.8%)
      3,785      Rhode Island, (Construction Capital
                   Development, Series B)................      GO      A1/AA-      05/15/00        6.000       3,923,758
      2,000      Rhode Island, (Prerefunded, Series B,
                   due 10/15/01).........................      GO      A1/AA-      10/15/99(a)     6.700       2,106,280
                                                                                                           -------------
                     TOTAL RHODE ISLAND..................                                                      6,030,038
                                                                                                           -------------

SOUTH CAROLINA (0.4%)
      1,620      Charleston County, (due 06/01/07).......      GO      Aa3/AA      06/01/04(a)     5.625       1,768,829
      1,000      Piedmont Municipal Power Agency,
                   (Escrowed to Maturity, Refunding),
                   MBIA Insured..........................      RB     Aaa/AAA      01/01/08        6.200       1,155,900
                                                                                                           -------------
                     TOTAL SOUTH CAROLINA................                                                      2,924,729
                                                                                                           -------------

TENNESSEE (0.5%)
      3,500      Rutherford County, (Capital Outlay
                   Notes, Series A)......................      GO     Aa3/AA-      05/01/07        6.500       4,074,805
                                                                                                           -------------

TEXAS (7.0%)
      1,500      Addison, (Refunding, due 09/01/00), FGIC
                   Insured...............................      GO     Aaa/AAA      10/05/98(a)     6.250       1,502,700
      1,000      Arlington, (due 08/01/00), AMBAC
                   Insured...............................      GO     Aaa/AAA      08/01/99(a)     6.850       1,028,010
      1,050      Austin Independent School District,
                   (Refunding, Series 1991), PSFG
                   Insured...............................      GO     Aaa/AAA      08/01/99        6.200       1,074,308
      1,500      Austin Utilities System, (Escrowed to
                   Maturity, due 10/01/01)...............      RB     Aaa/AAA      04/01/99(a)     6.500       1,615,635

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1998
--------------------------------------------------------------------------------

  PRINCIPAL                                                SECURITY   MOODY'S/
    AMOUNT                                                   TYPE       S&P      MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION            (UNAUDITED) (UNAUDITED)    DATE        RATE         VALUE
--------------   ----------------------------------------  --------   --------  -----------      -------   -------------
TEXAS (CONTINUED)
    $ 7,500      Austin Utilities System, (Refunding,
                   Series A), FSA Insured................      RB     Aaa/AAA      11/15/03        5.750%  $   8,108,175
        975      Conroe Independent School District,
                   (Prerefunded, due 02/01/01), MBIA
                   Insured...............................      GO     Aaa/AAA      02/01/99(a)     7.100         989,255
         25      Conroe Independent School District,
                   (Unrefunded Balance, due 02/01/01),
                   MBIA Insured..........................      GO     Aaa/AAA      02/01/99(a)     7.100          25,352
      2,260      Corpus Christi Independent School
                   District, (Refunding), PSFG Insured...      GO     Aaa/AAA      08/15/05        6.000       2,513,075
      1,305      Dallas County, Flood Control District
                   #1, (Prerefunded, due 04/01/10).......      GO      Aaa/NR      04/01/08(a)     9.250       1,804,802
      1,650      El Paso Independent School District,
                   (Prerefunded, due 07/01/03), PSFG
                   Insured...............................      GO     Aaa/AAA      07/01/01(a)     6.550       1,769,543
      1,700      Harris County, (Road Improvement
                   Authority, Prerefunded, due 11/01/03),
                   MBIA Insured..........................      GO     Aaa/AAA      11/01/99(a)     7.000       1,766,623
      3,805      Lewisville Independent School District,
                   (Refunding), PSFG Insured.............      GO      Aaa/NR      08/15/03        6.000       4,147,754
      2,325      Northwest Independent School District,
                   Zero Coupon, (Capital Appreciation,
                   Refunding), PSFG Insured..............      GO      Aaa/NR      08/15/03        0.000       1,907,267
      2,320      Northwest Independent School District,
                   Zero Coupon, (Capital Appreciation,
                   Refunding), PSFG Insured..............      GO      Aaa/NR      08/15/04        0.000       1,820,434
      2,000      Plano Independent School District,
                   (Prerefunded, Series B, due 02/15/04),
                   FGIC Insured..........................      GO     Aaa/AAA      02/15/01(a)     6.550       2,128,900
      1,500      San Antonio, (General Improvement,
                   Refunding)............................      GO      Aa2/AA      08/01/07        6.000       1,704,210
      2,000      Tarrant County, Health Facilities
                   Development Corp., (Texas Health
                   Resources System, Refunding, Series
                   A), MBIA Insured......................      RB     Aaa/AAA      02/15/04        5.500       2,133,980
      2,000      Texas, (Public Finance Authority,
                   Prerefunded, due 10/01/02)............      GO      NR/AA       10/01/00(a)     6.300       2,100,140
      1,000      Texas, (Public Finance Authority,
                   Prerefunded, due 10/01/05)............      GO      NR/AA       10/01/00(a)     6.500       1,054,030

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1998
--------------------------------------------------------------------------------

  PRINCIPAL                                                SECURITY   MOODY'S/
    AMOUNT                                                   TYPE       S&P      MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION            (UNAUDITED) (UNAUDITED)    DATE        RATE         VALUE
--------------   ----------------------------------------  --------   --------  -----------      -------   -------------
TEXAS (CONTINUED)
    $ 4,000      Texas, (Public Finance Authority,
                   Refunding, Series B)..................      GO      Aa2/AA      10/01/03        6.000%  $   4,382,280
      6,180      University of Texas, (Financing System
                   Revenue, Series A)....................      RB     Aa1/AAA      08/15/07        6.000       6,940,882
      2,500      University of Texas, (Permanent
                   University Fund, Refunding)...........      RB     Aaa/AAA      07/01/01        6.300       2,671,450
                                                                                                           -------------
                     TOTAL TEXAS.........................                                                     53,188,805
                                                                                                           -------------

UTAH (3.7%)
      5,000      Building Ownership Authority, (State
                   Facilities Master Lease PG-C,
                   Refunding), FSA Insured...............      RB     Aaa/AAA      05/15/11        5.500       5,473,100
      5,130      Intermountain Power Agency, (Refunding,
                   Series C), MBIA Insured...............      RB     Aaa/AAA      07/01/00        6.000       5,339,150
      1,625      Intermountain Power Agency, (Utah Power
                   Supply Revenue, Refunding, Series B),
                   MBIA Insured..........................      RB     Aaa/AAA      07/01/09        6.500       1,931,296
      4,155      Intermountain Power Agency, (Utah Power
                   Supply Revenue, Refunding, Series C),
                   MBIA Insured..........................      RB     Aaa/AAA      07/01/01        6.000       4,391,918
      6,645      Intermountain Power Agency, (Utah Power
                   Supply Revenue, Refunding, Series C),
                   MBIA Insured..........................      RB     Aaa/AAA      07/01/02        6.000       7,124,105
      3,300      Utah State, (Highway Improvements,
                   Series F, due 07/01/08)...............      GO     Aaa/AAA      07/01/07(a)     5.000       3,473,811
                                                                                                           -------------
                     TOTAL UTAH..........................                                                     27,733,380
                                                                                                           -------------

VIRGINIA (2.4%)
     10,000      Fairfax County, (Industrial Development
                   Authority, Prerefunded, Refunding, due
                   08/29/23).............................      RB      AAA/AA      08/28/01(a)     6.801      11,025,000
      2,000      Virginia Public School Authority,
                   (Prerefunded, Series A, due
                   08/01/04).............................      RB      Aa2/AA      08/01/01(a)     6.500       2,182,100
      5,000      Virginia Public School Authority,
                   (Refunding)...........................      RB      Aa/AA       01/01/02        6.000       5,326,000
                                                                                                           -------------
                     TOTAL VIRGINIA......................                                                     18,533,100
                                                                                                           -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1998
--------------------------------------------------------------------------------

  PRINCIPAL                                                SECURITY   MOODY'S/
    AMOUNT                                                   TYPE       S&P      MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION            (UNAUDITED) (UNAUDITED)    DATE        RATE         VALUE
--------------   ----------------------------------------  --------   --------  -----------      -------   -------------
WASHINGTON (6.1%)
    $ 1,555      King & Snohomish Counties, (School
                   District #417, due 12/01/02), FGIC
                   Insured...............................      GO     Aaa/AAA      12/01/00(a)     6.600%  $   1,651,503
        605      King County, (Refunding, Series B)......      GO     Aa1/AA+      01/01/01        6.700         643,418
      5,750      King County, (Unrefunded Balance,
                   Refunding, Series B)..................      GO     Aa1/AA+      01/01/01        6.700       6,116,448
      1,000      Pierce County School District #320,
                   (Prerefunded, due 12/01/02), MBIA
                   Insured...............................      GO     Aaa/AAA      12/01/01(a)     6.600       1,084,000
      2,955      Seattle, (Municipal Sewer Revenue,
                   Prerefunded, Series T, due
                   01/01/31).............................      RB     Aaa/AA-      01/01/00(a)     6.875       3,134,753
      1,250      Snohomish County School District #2,
                   (Refunding, Series A, due 12/01/02),
                   MBIA Insured..........................      GO     Aaa/AAA      06/01/01(a)     6.700       1,336,800
      4,815      Washington Public Power Supply System,
                   (Nuclear Project #1, Refunding, Series
                   A), MBIA Insured......................      RB     Aaa/AAA      07/01/06        6.000       5,344,457
      4,000      Washington Public Power Supply System,
                   (Nuclear Project #1, Refunding, Series
                   B)....................................      RB     Aa1/AA-      07/01/03        5.750       4,288,400
      2,000      Washington Public Power Supply System,
                   (Nuclear Project #2, Refunding, Series
                   A)....................................      RB     Aa1/AA-      07/01/06        7.250       2,384,500
      5,265      Washington Public Power Supply System,
                   (Nuclear Project #2, Refunding, Series
                   A)....................................      RB     Aa1/AA-      07/01/01        6.300       5,591,167
      4,000      Washington Public Power Supply System,
                   (Nuclear Project #2, Refunding, Series
                   A)....................................      RB     Aa1/AA-      07/01/09        5.750       4,415,960
      2,000      Washington Public Power Supply System,
                   (Nuclear Project #2, Refunding, Series
                   C, due 07/01/01), FGIC Insured........      RB     Aaa/AAA      01/01/01(a)     7.000       2,165,460
      1,500      Washington Public Power Supply System,
                   (Nuclear Project #2, Refunding, Series
                   C, due 07/01/02)......................      RB     Aa1/AA-      01/01/01(a)     7.500       1,641,765
      1,000      Washington, (Prerefunded, Series B, due
                   08/01/02).............................      GO     Aa1/AA+      08/01/00(a)     6.750       1,054,410

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1998
--------------------------------------------------------------------------------

  PRINCIPAL                                                SECURITY   MOODY'S/
    AMOUNT                                                   TYPE       S&P      MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION            (UNAUDITED) (UNAUDITED)    DATE        RATE         VALUE
--------------   ----------------------------------------  --------   --------  -----------      -------   -------------
WASHINGTON (CONTINUED)
    $ 1,750      Washington, (Refunding, Series R-92-A,
                   due 09/01/02).........................      GO     Aa1/AA+      09/01/01(a)     6.300%  $   1,882,178
      3,075      Washington, (Series A)..................      GO     Aa1/AA+      01/01/07        5.250       3,286,960
                                                                                                           -------------
                     TOTAL WASHINGTON....................                                                     46,022,179
                                                                                                           -------------

WEST VIRGINIA (0.5%)
      1,000      Berkeley County Board of Education,
                   (Escrowed to Maturity)................      GO     Aaa/AAA      04/01/01        7.300       1,085,900
      3,000      West Virginia Public Energy Authority,
                   (Morgantown Association Project,
                   Series A, due 07/01/08), LOC Swiss
                   Bank Corp.............................      RB     Aa1/AA+      01/01/06(a)     5.050       3,020,130
                                                                                                           -------------
                     TOTAL WEST VIRGINIA.................                                                      4,106,030
                                                                                                           -------------

WISCONSIN (1.2%)
      4,160      Milwaukee County Wisconsin, Zero Coupon
                   (Capital Appreciation, Refunding,
                   Series A) FGIC Insured................      GO     Aaa/AAA      12/01/10        0.000       2,389,920
      1,500      Racine Unified School District,
                   (Prerefunded, due 04/01/01), AMBAC
                   Insured...............................      GO     Aaa/AAA      04/01/99(a)     6.500       1,525,725
      5,000      Wisconsin, (Transportation Revenue,
                   Refunding, Series A)..................      RB      A1/AA-      07/01/06        4.600       5,139,200
                                                                                                           -------------
                     TOTAL WISCONSIN.....................                                                      9,054,845
                                                                                                           -------------

WYOMING (0.5%)
      3,600      Platte County, (PCR, Basin Electric
                   Power Cooperative, Refunding).........      RB       A2/A       01/01/06        4.950       3,709,044
                                                                                                           -------------
                     TOTAL LONG TERM INVESTMENTS (COST $714,228,049)....................................     753,123,073
                                                                                                           -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1998
--------------------------------------------------------------------------------

  PRINCIPAL                                                SECURITY   MOODY'S/
    AMOUNT                                                   TYPE       S&P      MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION            (UNAUDITED) (UNAUDITED)    DATE        RATE         VALUE
--------------   ----------------------------------------  --------   --------  -----------      -------   -------------
SHORT-TERM INVESTMENTS (1.8%)
ALABAMA (0.1%)
    $   300      North Alabama Environmental Improvement
                   Authority (Reynolds Metals Inc.
                   Project, PCR, Refunding, Series 1985,
                   due 12/01/00), LOC Bank of Nova
                   Scotia................................    VRDN      P-1/NR      09/01/98(b)     3.375%  $     300,000
        250      West Jefferson Industrial Development
                   Board, (PCR, Alabama Power Co.
                   Project, Refunding, due 06/01/28).....    VRDN     VMIG1/A-1    09/01/98(b)     3.250         250,000
                                                                                                           -------------
                                                                                                                 550,000
                                                                                                           -------------

CALIFORNIA (0.0%)
        200      Los Angeles Airport Improvement Corp.,
                   (American Airlines, LA International,
                   Lease Revenue, Series A, due
                   12/01/24), LOC Wachovia Bank..........    VRDN      P-1/NR      09/01/98(b)     3.375         200,000
                                                                                                           -------------

FLORIDA (0.8%)
      3,700      Hillsborough County Industrial
                   Development Authority, (PCR,
                   Refunding, due 05/15/18)..............    VRDN     VMIG1/A-1+    09/01/98(b)    3.200       5,800,000
                                                                                                           -------------

GEORGIA (0.3%)
        400      Bartow County Development Authority,
                   (PCR, Georgia Power Co., 1st Series,
                   due 06/01/23).........................    VRDN     VMIG1/A      09/01/98(b)     3.250         400,000
        500      Burke County Development Authority,
                   (PCR, Georgia Power Co., Vogtle
                   Project-4th Series, due 09/01/25).....    VRDN     VMIG1/A+     09/01/98(b)     3.250         500,000
        500      Burke County Development Authority,
                   (PCR, Georgia Power Co., Vogtle
                   Project-4th. Series, due 07/01/24)....    VRDN     VMIG1/A-1    09/01/98(b)     3.850         500,000
        250      Burke County Development Authority,
                   (PCR, Georgia Power Co., Vogtle
                   Project-5th Series, due 07/01/24).....    VRDN     VMIG1/A-1    09/01/98(b)     3.300         250,000

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1998
--------------------------------------------------------------------------------

  PRINCIPAL                                                SECURITY   MOODY'S/
    AMOUNT                                                   TYPE       S&P      MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION            (UNAUDITED) (UNAUDITED)    DATE        RATE         VALUE
--------------   ----------------------------------------  --------   --------  -----------      -------   -------------
GEORGIA (CONTINUED)
    $   400      Coweta County Development Authority,
                   (PCR, Georgia Power Co., Yates Plant,
                   due 03/01/24).........................    VRDN     VMIGI/A-1    09/01/98(b)     3.250%  $     400,000
        300      Heard County Development Authority,
                   (PCR, Georgia Power Co., Wansley
                   Plant, Refunding, due 09/01/29).......    VRDN     VMIG1/A-1    09/01/98(b)     3.250         300,000
                                                                                                           -------------
                                                                                                               2,350,000
                                                                                                           -------------

ILLINOIS (0.1%)
        500      Illinois Development Finance Authority,
                   (Olin Project, Refunding, Series D,
                   due 03/01/16), LOC Wachovia Bank......    VRDN     NR/A-1+      09/01/98(b)     3.300         500,000
        200      Illinois Educational Facilities
                   Authority, (University Pooled
                   Financing Program, due 12/01/05), FGIC
                   Insured...............................    VRDN     VMIG1/A-1+    09/02/98(b)    3.250         200,000
                                                                                                           -------------
                                                                                                                 700,000
                                                                                                           -------------

INDIANA (0.0%)
        200      Indiana Development Finance Authority,
                   (Bayer Corp. Project, Refunding, due
                   03/01/09).............................    VRDN     P-1/A-1+     09/01/98(b)     3.300         200,000
                                                                                                           -------------

KANSAS (0.0%)
        100      Kansas City, (Industry Revenue
                   Development Corp. Project, Refunding,
                   IDR, due 08/01/15), LOC Bank Of New
                   York..................................    VRDN     VMIG1/NR     09/01/98(b)     3.400         100,000
                                                                                                           -------------

LOUISIANA (0.0%)
        300      Calcasieu Parish, (Industrial
                   Development Board, Refunding, Olin
                   Corp. Project, Series B, due
                   02/01/16), LOC Wachovia Bank..........    VRDN     NR/A-1+      09/01/98(b)     3.300         300,000
                                                                                                           -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1998
--------------------------------------------------------------------------------

  PRINCIPAL                                                SECURITY   MOODY'S/
    AMOUNT                                                   TYPE       S&P      MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION            (UNAUDITED) (UNAUDITED)    DATE        RATE         VALUE
--------------   ----------------------------------------  --------   --------  -----------      -------   -------------
MICHIGAN (0.1%)
    $   800      Midland County Economic Development
                   Corp., (Dow Chemical Co. Project,
                   Refunding, Series B, due 12/01/15)....    VRDN     P-1/A-1      09/01/98(b)     3.300%  $     800,000
                                                                                                           -------------

MISSOURI (0.1%)
        500      Missouri Environmental Impact Authority
                   & Energy Resource Authority, (Bayer
                   Corp. Project, Refunding, due
                   03/01/09).............................    VRDN      P-1/NR      09/01/98(b)     3.300         500,000
                                                                                                           -------------

NEW YORK (0.1%)
        700      New York City, (Sub-Series B-4, due
                   08/15/21), LOC Union Bank of
                   Switzerland...........................    VRDN     VMIG1/A-1+    09/01/98(b)    3.750         700,000
                                                                                                           -------------

TENNESSEE (0.0%)
        350      Bradley County Industrial Development
                   Board, (Olin Corp. Project, Series C,
                   due 11/01/17), LOC Wachovia Bank......    VRDN     NR/A-1+      09/01/98(b)     3.300         350,000
                                                                                                           -------------

TEXAS (0.1%)
      1,000      North Central Health Facilities
                   Development Corp., (Hospital Revenue,
                   Presbyterian Medical Center, Series D,
                   due 12/01/15), MBIA Insured...........    VRDN     VMIG1/A-1+    09/01/98(b)    3.375       1,000,000
                                                                                                           -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1998
--------------------------------------------------------------------------------

  PRINCIPAL                                                SECURITY   MOODY'S/
    AMOUNT                                                   TYPE       S&P      MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION            (UNAUDITED) (UNAUDITED)    DATE        RATE         VALUE
--------------   ----------------------------------------  --------   --------  -----------      -------   -------------
WYOMING (0.1%)
    $   300      Lincoln County, (PCR, Exxon Project,
                   Series B, due 11/01/14)...............    VRDN     P-1/A-1+     09/01/98(b)     3.300%  $     300,000
        200      Platte County, (PCR, Tri-State G&T,
                   Series A, due 07/01/14), LOC Societe
                   Generale..............................    VRDN      P-1/NR      09/01/98(b)     3.850         200,000
                                                                                                           -------------
                                                                                                                 500,000
                                                                                                           -------------
                     TOTAL SHORT-TERM INVESTMENTS (COST $14,050,000)....................................      14,050,000
                                                                                                           -------------
                 TOTAL INVESTMENTS (COST $728,278,050) (101.3%).........................................     767,173,073
                 LIABILITIES IN EXCESS OF OTHER ASSETS (-1.3%)..........................................     (10,194,102)
                                                                                                           -------------
                 NET ASSETS (100.0%)....................................................................   $ 756,978,971
                                                                                                           -------------
                                                                                                           -------------

------------------------------
Note: Based on the cost of investments of $728,278,050 for federal income tax purposes at August 31,1998, the aggregate gross unrealized appreciation and depreciation was $39,041,575 and $146,552, respectively, resulting in net unrealized appreciation of $38,895,023.

(a) The date listed under the heading maturity date represents an optional tender date or the next interest rate reset date. The actual maturity date is indicated in the security description.

(b) Variable Rate Demand Note tender dates and/or interest rates are reset at specified intervals which coincide with their tender feature. The actual maturity date is indicated in the security description.

Abbreviations used in the Schedule of Investments are as follows:

AMBAC - Ambac Indemnity Corp., FGIC - Financial Guaranty Insurance Company, FSA -Financial Securities Assurance, GO - General Obligation, IDR Industrial Development Revenue, LOC - Letter of Credit, MBIA - Municipal Bond Investors Assurance Corp., NR - Not Rated, PCR - Pollution Control Revenue, PP - Private Placement, PSFG - Permanent School Fund Guarantee, RB - Revenue Bond, TCRS - Transferable Custodial Receipts, VRDN - Variable Rate Demand Note.

Crossover Refunded: Bonds for which the issuer of the bond invest the proceeds from a subsequent bond issue in cash and/or securities which have been deposited.

Escrowed to Maturity: Bonds for which cash and/or securities have been deposited with a third party to cover the payments of principal and interest at the maturity which coincides with the first call date of the first bond.

Prerefunded: Bonds for which the issuer of the bond invests the proceeds from a subsequent bond issuance in treasury securities, whose maturity coincides with the first call date of the first bond.

Refunding: Bonds for which the issuer has issued new bonds and canceled the old issue.

Unrefunded Balance: Bonds for which the issuer of the bond invests the proceeds from a subsequent smaller bond issuance in treasury securities, whose maturity coincides with the first call date of the first bond.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 1998
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $728,278,050)           $767,173,073
Cash                                                     42,014
Receivable for Investments Sold                       3,218,638
Interest Receivable                                   8,393,019
Prepaid Trustees' Fees                                    3,425
Prepaid Expenses and Other Assets                           259
                                                   ------------
    Total Assets                                    778,830,428
                                                   ------------
LIABILITIES
Payable for Investments Purchased                    21,559,569
Advisory Fee Payable                                    189,500
Custody Fee Payable                                      32,221
Administrative Services Fee Payable                      18,010
Administration Fee Payable                                2,090
Fund Services Fee Payable                                   692
Accrued Expenses                                         49,375
                                                   ------------
    Total Liabilities                                21,851,457
                                                   ------------
NET ASSETS
Applicable to Investors' Beneficial Interests      $756,978,971
                                                   ------------
                                                   ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE FISCAL YEAR ENDED AUGUST 31, 1998
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest Income                                                 $34,098,515
EXPENSES
Advisory Fee                                       $2,017,415
Custodian Fees and Expenses                           199,584
Administrative Services Fee                           198,156
Professional Fees and Expenses                         50,007
Fund Services Fee                                      21,294
Administration Fee                                      9,832
Trustees' Fees and Expenses                             7,398
Miscellaneous                                          11,456
                                                   ----------
    Total Expenses                                                2,515,142
                                                                -----------
NET INVESTMENT INCOME                                            31,583,373
NET REALIZED GAIN ON INVESTMENTS                                    680,094
NET CHANGE IN UNREALIZED APPRECIATION OF
  INVESTMENTS                                                    15,917,500
                                                                -----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                    $48,180,967
                                                                -----------
                                                                -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                   FOR THE FISCAL    FOR THE FISCAL
                                                     YEAR ENDED        YEAR ENDED
                                                   AUGUST 31, 1998   AUGUST 31, 1997
                                                   ---------------   ---------------
INCREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $    31,583,373   $    26,643,745
Net Realized Gain on Investments                           680,094           829,545
Net Change in Unrealized Appreciation of
  Investments                                           15,917,500         9,668,350
                                                   ---------------   ---------------
    Net Increase in Net Assets Resulting from
      Operations                                        48,180,967        37,141,640
                                                   ---------------   ---------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                          337,310,680       284,352,430
Withdrawals                                           (232,110,590)     (209,280,115)
                                                   ---------------   ---------------
    Net Increase from Investors' Transactions          105,200,090        75,072,315
                                                   ---------------   ---------------
    Total Increase in Net Assets                       153,381,057       112,213,955
NET ASSETS
Beginning of Fiscal Year                               603,597,914       491,383,959
                                                   ---------------   ---------------
End of Fiscal Year                                 $   756,978,971   $   603,597,914
                                                   ---------------   ---------------
                                                   ---------------   ---------------

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                   FOR THE FISCAL YEAR ENDED AUGUST 31,
                                                                   1998
                                                   -------------------------------------
                                                   1998    1997    1996    1995    1994
                                                   -----   -----   -----   -----   -----
RATIOS TO AVERAGE NET ASSETS
  Expenses                                          0.37%   0.38%   0.38%   0.42%   0.41%
  Net Investment Income                             4.70%   4.93%   4.92%   5.15%   4.68%
Portfolio Turnover                                    16%     25%     25%     47%     33%

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 1998
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Tax Exempt Bond Portfolio (the "portfolio") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on January 29,1993. The portfolio commenced operations on July 12, 1993 and received a contribution of certain assets and liabilities, including securities, with a value of $ 466,873,082 on that date from the J.P. Morgan Tax Exempt Bond Fund (formerly The Pierpont Tax Exempt Bond Fund) in exchange for a beneficial interest in the portfolio. The portfolio's investment objective is to provide a high level of current income that is exempt from federal income tax, consistent with moderate risk of capital and maintenance of liquidity. The Declaration of Trust permits the trustees to issue an unlimited number of beneficial interests in the portfolio.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the portfolio:

   a) Portfolio securities with a maturity of 60 days or more, including securities that are listed on an exchange or traded over the counter, are valued using prices supplied daily by an independent pricing service or services that (i) are based on the last sale price on a national securities exchange, or in the absence of recorded sales, at the readily available bid price on such exchange or at the quoted bid price in the over-the-counter market, if such exchange or market constitutes the broadest and most representative market for the security and (ii) in other cases, take into account various factors affecting market value, including yields and prices of comparable securities, indication as to value from dealers and general market conditions. If such prices are not supplied by the portfolio's independent pricing services, such securities are priced in accordance with procedures adopted by the trustees. All portfolio securities with a remaining maturity of less than 60 days are valued by the amortized cost method. Because of the large number of municipal bond issues outstanding, varying maturity dates, and the coupons and risk factors applicable to each issuer's books, no readily available market quotations exist for most municipal securities.

   b) Securities transactions are recorded on a trade date basis. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

   c) The portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the portfolio will be taxed on its share of the portfolio's ordinary income and capital gains. It is intended that the portfolio's assets will be managed in such a way that an investor in the portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The cost of securities is substantially the same for book and tax purposes.

THE TAX EXEMPT BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
AUGUST 31, 1998
--------------------------------------------------------------------------------

2. TRANSACTIONS WITH AFFILIATES

   a) The portfolio has an Investment Advisory Agreement with Morgan Guaranty Trust Company of New York ("Morgan"). Under the terms of the Agreement, the portfolio pays Morgan at an annual rate of 0.30% of the portfolio's average daily net assets. Effective October 28, 1998 the portfolio's Investment Advisor will be J.P. Morgan Investment Management Inc., a wholly owned subsidiary of J.P. Morgan & Co. Inc., and the terms of the Agreement will remain the same. For the fiscal year ended August 31, 1998, such fees amounted to $2,017,415.

   b) The portfolio has retained Funds Distributor Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and exclusive placement agent. Under a Co-Administration Agreement between FDI and the portfolio, FDI provides administrative services necessary for the operations of the portfolio, furnishes office space and facilities required for conducting the business of the portfolio and pays the compensation of the officers affiliated with FDI. The portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the portfolio is based on the ratio of the portfolio's net assets to the aggregate net assets of the portfolio and certain other investment companies subject to similar agreements with FDI. For the fiscal year ended August 31, 1998, the fee for these services amounted to $9,832.

   c) The portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for certain aspects of the administration and operation of the portfolio. Under the Services Agreement, the portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the portfolio and certain other portfolios for which Morgan acts as investment advisor (the "master portfolios") and J.P. Morgan Series Trust (formerly JPM Series Trust) in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the portfolio is determined by the proportionate share that its net assets bear to the net assets of the master portfolios, other investors in the master portfolios for which Morgan provides similar services, and J.P. Morgan Series Trust. For the fiscal year ended August 31, 1998, the fee for these services amounted to $198,156.

   d) The portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the portfolio's affairs. The trustees of the portfolio represent all the existing shareholders of Group. The portfolio's allocated portion of Group's costs in performing its services amounted to $21,294 for the fiscal year ended August 31, 1998.

   e) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the trust, the J.P. Morgan Funds (formerly The JPM Pierpont Funds), the J.P. Morgan Institutional Funds (formerly The JPM Institutional Funds), the master portfolios and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the portfolio's allocated portion of the total fees and expenses. The portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group

THE TAX EXEMPT BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
AUGUST 31, 1998
--------------------------------------------------------------------------------
      and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $4,500.

3. INVESTMENT TRANSACTIONS

Investments transactions (excluding short-term investments) for the fiscal year ended August 31, 1998 were as follows:

    COST OF           PROCEEDS
   PURCHASES         FROM SALES
-----------------   ------------
$265,777,265......  $102,490,137

4. CREDIT AGREEMENT

The portfolio is party to a revolving line of credit agreement as discussed more fully in Note 4 of the fund's Notes to the Financial Statements which are included elsewhere in this report.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Investors of
The Tax Exempt Bond Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of The Tax Exempt Bond Portfolio (the "Portfolio") at August 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its supplementary data for each of the five years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
New York, New York
October 15, 1998

J.P. MORGAN INSTITUTIONAL FUNDS

     PRIME MONEY MARKET FUND

     TREASURY MONEY MARKET FUND

     FEDERAL MONEY MARKET FUND

     TAX EXEMPT MONEY MARKET FUND

     SHORT TERM BOND FUND

     BOND FUND

     INTERNATIONAL BOND FUND

     GLOBAL STRATEGIC INCOME FUND

     TAX EXEMPT BOND FUND

     NEW YORK TOTAL RETURN BOND FUND

     CALIFORNIA BOND FUND: INSTITUTIONAL SHARES

     DIVERSIFIED FUND

     DISCIPLINED EQUITY FUND

     U.S. EQUITY FUND

     U.S. SMALL COMPANY FUND

     TAX AWARE DISCIPLINED EQUITY FUND:

        INSTITUTIONAL SHARES

     INTERNATIONAL EQUITY FUND

     EUROPEAN EQUITY FUND

     INTERNATIONAL OPPORTUNITIES FUND

     EMERGING MARKETS EQUITY FUND

FOR MORE INFORMATION ON THE J.P. MORGAN INSTITUTIONAL
FUNDS, CALL J.P. MORGAN FUNDS SERVICES AT
(800)766-7722.
JP374AR_988


J.P. MORGAN
INSTITUTIONAL
TAX EXEMPT
BOND FUND












ANNUAL REPORT
AUGUST 31, 1998